UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

December 31, 2012

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 6.57%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	18,387	$20,790
Series 2002-T4 A3 7.50% 12/25/41		68,767	79,671
Series 2004-T1 1A2 6.50% 1/25/44		19,976	23,934
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		16,804	19,563
Series 1999-19 PH 6.00% 5/25/29		316,607	357,261
Series 2001-14 Z 6.00% 5/25/31		22,173	24,972
Series 2002-90 A1 6.50% 6/25/42		14,694	17,270
Series 2002-90 A2 6.50% 11/25/42		53,308	61,673
Series 2003-26 AT 5.00% 11/25/32		589,127	617,254
Series 2003-122 AJ 4.50% 2/25/28		17,626	17,772
Series 2005-22 HE 5.00% 10/25/33		682,893	708,203
Series 2005-29 QD 5.00% 8/25/33		816,000	843,368
Series 2005-54 AK 4.50% 9/25/32		26,920	27,043
Series 2005-94 YD 4.50% 8/25/33		819,167	831,323
Series 2005-110 MB 5.50% 9/25/35		294,145	322,850
@^Series 2007-30 OE 5.50% 4/25/37		7,517,294	7,175,528
Series 2008-24 ZA 5.00% 4/25/38		19,011,742	21,541,253
@•✗Series 2009-2 AS 5.49% 2/25/39		8,430,374	977,326
@•✗Series 2009-68 SA 6.54% 8/25/39		1,345,459	191,233
Series 2009-94 AC 5.00% 11/25/39		400,000	447,311
Series 2010-41 PN 4.50% 4/25/40		475,000	540,319
Series 2010-96 DC 4.00% 9/25/25		915,000	993,749
•Series 2010-123 FE 0.69% 11/25/40		7,641,162	7,684,610
•✗Series 2012-124 SD 5.942% 11/25/42		1,262,888	393,733
Fannie Mae Whole Loan REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,336,453
Series 2004-W11 1A2 6.50% 5/25/44		93,898	110,098
Fannie Mae Whole Loan Trust
Series 2004-W9 2A1 6.50% 2/25/44		31,032	35,475
Series 2004-W15 1A1 6.00% 8/25/44		139,774	156,590
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		86,664	99,605
Series 2165 PE 6.00% 6/15/29		309,791	348,573
Series 2326 ZQ 6.50% 6/15/31		154,635	176,794
Series 2557 WE 5.00% 1/15/18		623,069	664,893
Series 2762 LG 5.00% 9/15/32		1,174,302	1,205,937
Series 2802 NE 5.00% 2/15/33		454,953	470,875
Series 2827 TE 5.00% 4/15/33		1,090,088	1,132,796
Series 2840 OE 5.00% 2/15/33		1,073,481	1,107,693
Series 2864 PE 5.00% 6/15/33		531,610	548,619
Series 2869 BG 5.00% 7/15/33		118,704	122,829
Series 2881 TE 5.00% 7/15/33		649,685	671,344
Series 2889 OG 5.00% 5/15/33		67,349	69,081
Series 2890 PD 5.00% 3/15/33		927,922	947,131
Series 2893 PD 5.00% 2/15/33		55,626	57,016
Series 2915 KD 5.00% 9/15/33		313,356	324,386
Series 2938 ND 5.00% 10/15/33		641,951	662,153
Series 2939 PD 5.00% 7/15/33		457,763	468,365
Series 2941 XD 5.00% 5/15/33		1,778,498	1,808,835
Series 2987 KG 5.00% 12/15/34		1,307,502	1,356,071
Series 3131 MC 5.50% 4/15/33		306,308	312,203
Series 3143 BC 5.50% 2/15/36		8,000,000	8,941,897
Series 3145 LN 4.50% 10/15/34		291,611	300,655
@•✗Series 3289 SA 6.541% 3/15/37		4,004,976	801,779
Series 3476 Z 5.50% 7/15/38		12,742,550	14,324,091
Series 3626 MA 5.00% 2/15/30		1,925,890	2,007,197
Series 3656 PM 5.00% 4/15/40		770,000	860,329
Series 4065 DE 3.00% 6/15/32		120,000	126,038

tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	24,847	29,227
Series T-58 2A 6.50% 9/25/43	13,340	15,547
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.938% 7/25/45	395,000	403,334
GNMA
@•✗Series 2007-64 AI 6.339% 10/20/37	12,804,566	1,788,571
@•✗Series 2008-65 SB 5.789% 8/20/38	4,069,613	549,688
@•✗Series 2009-2 SE 5.609% 1/20/39	11,169,485	1,396,444
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,337,922
NCUA Guaranteed Notes Trust Series 2010-C1 A2 2.90% 10/29/20	390,000	415,727
Total Agency Collateralized Mortgage Obligations (cost $84,655,166)		93,410,270

Agency Mortgage-Backed Securities – 13.59%
Fannie Mae
5.50% 3/1/37	103,494	111,091
5.50% 7/1/37	712,024	764,290
6.50% 8/1/17	27,891	30,865
•Fannie Mae ARM
2.402% 10/1/33	24,289	25,251
2.493% 7/1/37	176,152	186,285
2.811% 11/1/35	139,465	148,746
5.155% 8/1/35	28,643	30,781
5.843% 8/1/37	143,501	155,764
Fannie Mae Relocation 30 yr
5.00% 11/1/33	4,930	5,292
5.00% 1/1/34	15,603	16,746
5.00% 11/1/34	48,271	51,808
5.00% 4/1/35	33,162	35,591
5.00% 10/1/35	40,426	43,387
5.00% 1/1/36	97,087	104,199
Fannie Mae S.F. 15 yr
2.50% 12/1/27	1,477,000	1,545,619
3.00% 11/1/27	238,187	253,321
4.00% 11/1/25	1,979,378	2,154,161
4.50% 8/1/18	202,556	218,449
4.50% 7/1/20	572,227	617,122
5.00% 5/1/21	67,115	72,937
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/28	14,080,000	14,722,400
3.00% 1/1/28	18,459,000	19,482,898
Fannie Mae S.F. 20 yr
5.50% 7/1/24	278,600	305,493
5.50% 10/1/24	85,423	93,669
5.50% 12/1/24	288,508	316,358
5.50% 8/1/28	1,029,029	1,119,356
5.50% 12/1/29	84,972	92,431
Fannie Mae S.F. 30 yr
4.00% 10/1/40	73,905	79,305
4.00% 11/1/40	442,753	475,099
4.50% 8/1/41	186,297	202,238
5.50% 12/1/32	84,560	92,933
5.50% 7/1/33	382,748	420,651
5.50% 12/1/33	77,493	88,073
5.50% 4/1/34	926,907	1,019,272
5.50% 5/1/34	293,659	322,740
5.50% 6/1/34	386,204	422,519
5.50% 7/1/34	608,019	665,190
5.50% 2/1/35	1,939,086	2,171,959
5.50% 9/1/36	778,761	849,344
6.00% 8/1/36	82,822	90,675
6.00% 9/1/36	122,475	135,274
6.00% 3/1/37	43,360	47,776
6.00% 4/1/38	1,230,083	1,344,017
6.00% 8/1/38	436,598	477,037
6.00% 12/1/38	85,046	93,051
6.00% 11/1/39	164,125	179,686
6.00% 7/1/40	99,308	108,723
6.00% 2/1/41	944,096	1,041,602
6.50% 11/1/33	11,920	13,383
6.50% 2/1/36	282,358	318,905
6.50% 3/1/36	358,690	401,464
6.50% 6/1/36	568,551	642,381
6.50% 2/1/38	148,765	167,017
6.50% 11/1/38	54,076	60,647
7.50% 3/1/32	1,020	1,247
7.50% 4/1/32	4,302	5,282
7.50% 6/1/32	2,019	2,480

Fannie Mae S.F. 30 yr TBA
3.00% 1/1/43		24,695,000	25,875,729
3.50% 1/1/43		25,185,000	26,850,554
4.50% 1/1/43		63,000,000	68,052,303
5.50% 1/1/43		5,000,000	5,432,031
•Freddie Mac ARM
2.342% 12/1/33		90,158	95,913
2.764% 7/1/36		92,651	98,755
2.787% 4/1/34		5,744	6,130
3.303% 5/1/37		461,714	492,414
5.467% 2/1/38		475,901	513,333
Freddie Mac Relocation 30 yr 5.00% 9/1/33		770	822
Freddie Mac S.F. 15 yr
4.50% 5/1/20		309,084	329,446
5.00% 6/1/18		104,964	112,446
Freddie Mac S.F. 20 yr
5.50% 10/1/23		190,877	207,691
5.50% 8/1/24		47,224	51,517
Freddie Mac S.F. 30 yr
5.50% 5/1/38		80,508	86,921
5.50% 7/1/38		364,592	393,633
5.50% 12/1/38		196,490	212,264
5.50% 5/1/40		62,698	67,731
5.50% 7/1/40		3,919,183	4,241,161
6.00% 8/1/38		728,086	800,028
6.00% 10/1/38		1,069,938	1,177,064
6.00% 5/1/40		2,246,775	2,445,048
6.50% 11/1/33		40,486	45,880
6.50% 1/1/35		214,123	243,022
6.50% 8/1/38		104,651	116,944
7.00% 1/1/38		126,225	145,662
GNMA I S.F. 30 yr 7.00% 12/15/34		366,814	430,408
GNMA II 30 yr 6.00% 4/20/34		17,864	20,050
Total Agency Mortgage-Backed Securities (cost $191,327,919)			193,189,180

Collateralized Debt Obligations – 1.18%
#•Black Diamond CLO Series 2005-1A A1A 144A 0.559% 6/20/17		12,516	12,380
#•BlueMountain CLO Series 2005-1A A1F 144A 0.548% 11/15/17		480,313	472,470
•Euro-Galaxy CLO Series 2006-1X A2 0.444% 10/31/21	EUR	3,700,000	4,664,711
#•Franklin CLO Series 5A A2 144A 0.568% 6/15/18	USD	5,435,706	5,331,013
#•Halcyon Structured Asset Management Long Secured/Short Unsecured
Series 2006-1A A 144A 0.533% 10/12/18		3,326,998	3,267,844
#•Kingsland I Series 2005-1A A1A 144A 0.56% 6/13/19		2,434,459	2,413,717
#@•Landmark V CDO Series 2005-1A A1L 144A 0.611% 6/1/17		649,218	637,032
Total Collateralized Debt Obligations (cost $16,781,720)			16,799,167

Commercial Mortgage-Backed Securities – 2.36%
BAML Commercial Mortgage
•Series 2005-6 A4 5.19% 9/10/47		1,615,000	1,799,196
Series 2006-4 A4 5.634% 7/10/46		1,070,000	1,224,113
#•Bank of America Re-REMIC Trust Series 2009-UB2 A4AA 144A 5.689% 2/24/51		2,200,000	2,559,568
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		540,000	601,368
Series 2005-T20 A4A 5.149% 10/12/42		990,000	1,098,377
Series 2006-PW12 A4 5.712% 9/11/38		895,000	1,024,516
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45		675,000	707,794
•COMM Mortgage Trust Series 2005-C6 A5A 5.116% 6/10/44		480,000	529,694
t•Commercial Mortgage Pass Through Certificates
Series 2006-C1 AAB 5.409% 2/15/39		80,239	83,574
#Series 2010-UD1 A 144A 5.764% 6/18/17		2,200,000	2,489,982

#DB-UBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	1,070,000	1,274,611
•Series 2011-LC1A C 5.557% 11/10/46	480,000	562,850
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	570,000	602,307
Series 2005-GG4 A4 4.761% 7/10/39	822,500	886,433
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,310,436
•Series 2006-GG6 A4 5.553% 4/10/38	595,000	669,875
#•Series 2007-EOP A1 144A 1.103% 3/6/20	700,039	700,700
#•Series 2007-GG10 J 144A 5.789% 8/10/45	1,956,000	391
#Series 2010-C1 A2 144A 4.592% 8/10/43	915,000	1,069,261
#•Series 2010-C1 C 144A 5.635% 8/10/43	375,000	432,707
•Greenwich Capital Commercial Funding
Series 2005-GG5 A5 5.224% 4/1/37	1,155,000	1,276,140
Series 2006-GG7 A4 5.867% 7/10/38	1,140,000	1,309,187
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	450,000	494,829
•Series 2005-LDP5 A4 5.20% 12/15/44	2,063,000	2,299,358
Series 2007-LDPX A3 5.42% 1/15/49	1,140,000	1,318,531
Series 2011-C5 A3 4.171% 8/15/46	1,055,000	1,201,519
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	360,000	373,549
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	240,000	262,205
•Series 2007-T27 A4 5.651% 6/11/42	1,740,000	2,060,471
#•Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.336% 2/15/33	77,338	77,346
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	585,000	686,508
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	515,000	590,922
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	940,000	970,209
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	840,000	866,301
Series 2012-C9 B 3.84% 11/15/45	195,000	201,037
Total Commercial Mortgage-Backed Securities (cost $32,416,923)		33,615,865

Convertible Bonds – 0.91%
AAR 1.75% exercise price $28.62, expiration date 1/1/26	275,000	275,688
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	458,000	428,230
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	288,000	194,400
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	415,000	418,631
Alere 3.00% exercise price $43.98, expiration date 5/15/16	292,000	274,480
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	290,000	312,838
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	529,000	398,403
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	186,000	171,585
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38	147,000	119,438
2.50% exercise price $51.14, expiration date 5/15/37	168,000	152,040
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	182,000	201,338
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	454,000	470,741
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	143,000	108,680
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	250,000	270,938
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	333,000	394,397
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	175,000	174,453
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	306,000	318,431
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	246,000	239,696
Intel 3.25% exercise price $22.20, expiration date 8/1/39	253,000	297,749
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	231,000	242,117
Jefferies Group 3.875 % exercise price $37.20, expiration date 10/31/29	503,000	500,799
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	391,000	397,843
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	434,000	416,098
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	198,000	305,415
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27	508,000	531,494
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	561,000	558,194
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	381,000	404,098
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	220,000	468,738
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	118,000	128,694
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	139,000	139,174
2.75% exercise price $42.13, expiration date 6/30/17	503,000	442,640

#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		587,000	583,697
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		52,000	50,343
PHH 4.00% exercise price $25.80, expiration date 2/28/14		473,000	531,238
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		251,000	250,843
#Ryman Hospitality Properties 144A 3.75% exercise price $22.50, expiration date 9/29/14		119,000	207,804
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		289,000	336,685
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		132,000	312,758
Steel Dynamics 5.12% exercise price $17.32, expiration date 6/15/14		169,000	184,738
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32		157,000	150,033
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19		158,000	149,409
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		208,000	263,380
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42		185,000	199,916
Total Convertible Bonds (cost $12,163,277)			12,978,304

Corporate Bonds – 38.03%
Banking – 8.10%
Abbey National Treasury Services 4.00% 4/27/16		670,000	708,994
AgriBank 9.125% 7/15/19		845,000	1,147,464
#•Banco Bradesco 144A 2.41% 5/16/14		1,300,000	1,310,010
Banco do Brasil
3.875% 10/10/22		3,870,000	3,908,700
#144A 6.00% 1/22/20		3,000,000	3,517,500
#Banco Mercantil del Norte 144A
4.375% 7/19/15		400,000	423,000
@•6.862% 10/13/21		520,000	565,500
#Banco Santander 144A 4.125% 11/9/22		800,000	816,000
#•Banco Santander Brazil 144A 2.408% 3/18/14		2,000,000	1,993,456
#Banco Santander Chile 144A
3.75% 9/22/15		2,200,000	2,321,257
3.875% 9/20/22		480,000	493,267
#Banco Votorantim 144A
•3.31% 3/28/14		2,000,000	2,037,280
*@5.25% 2/11/16		2,300,000	2,432,250
Bancolombia 5.125% 9/11/22		677,000	707,465
Bank of America
3.75% 7/12/16		1,045,000	1,117,955
3.875% 3/22/17		760,000	825,042
5.65% 5/1/18		1,000,000	1,164,804
6.00% 9/1/17		1,200,000	1,406,674
6.125% 9/15/21	GBP	550,000	1,055,405
7.375% 5/15/14	USD	100,000	108,321
7.625% 6/1/19		800,000	1,025,009
*Barclays Bank 7.625% 11/21/22		825,000	826,031
BB&T 5.25% 11/1/19		1,146,000	1,326,983
BBVA US Senior 4.664% 10/9/15		550,000	564,289
#Caixa Economica Federal 144A 2.375% 11/6/17		1,030,000	1,024,850
Capital One Capital V 10.25% 8/15/39		500,000	500,000
#CIT Group 144A 5.25% 4/1/14		1,350,000	1,404,000
Citigroup
•0.593% 11/5/14		4,600,000	4,567,587
•1.79% 1/13/14		500,000	504,727
4.587% 12/15/15		200,000	218,502
5.50% 10/15/14		600,000	643,981
6.125% 5/15/18		1,900,000	2,279,647
8.50% 5/22/19		1,800,000	2,423,495
City National 5.25% 9/15/20		755,000	842,333
#DnB Bank 144A 3.20% 4/3/17		3,300,000	3,518,203
Eksportfinans
•0.553% 4/5/13		500,000	497,669
1.60% 3/20/14	JPY	2,000,000	22,503
1.875% 4/2/13	USD	500,000	499,553
2.00% 9/15/15		1,300,000	1,245,123
2.375% 5/25/16		500,000	477,386
3.00% 11/17/14		300,000	297,754
4.75% 6/11/13	EUR	100,000	134,070
5.50% 5/25/16	USD	200,000	208,348
5.50% 6/26/17		300,000	316,041
Export-Import Bank of Korea
1.25% 11/20/15		400,000	401,665
4.375% 9/15/21		600,000	665,932
5.00% 4/11/22		2,000,000	2,323,528
5.125% 3/16/15		200,000	217,757
5.125% 6/29/20		1,500,000	1,731,147

•Fifth Third Capital Trust IV 6.50% 4/15/37		1,210,000	1,214,538
Goldman Sachs Group
•0.541% 5/18/15	EUR	100,000	129,484
•0.719% 7/22/15	USD	200,000	196,368
•0.76% 3/22/16		300,000	291,430
•0.843% 1/12/15		700,000	690,619
3.70% 8/1/15		900,000	950,437
5.15% 1/15/14		2,000,000	2,086,342
6.25% 9/1/17		1,100,000	1,298,917
#•HBOS Capital Funding 144A 6.071% 6/29/49		300,000	264,000
#HSBC Bank 144A
1.625% 8/12/13		2,300,000	2,316,452
4.75% 1/19/21		1,265,000	1,462,158
HSBC Holdings 4.00% 3/30/22		1,270,000	1,393,187
ICICI Bank
5.50% 3/25/15		2,100,000	2,221,254
#144A 5.50% 3/25/15		3,300,000	3,490,542
JPMorgan Chase
•0.871% 5/31/17	EUR	2,400,000	3,079,715
2.00% 8/15/17	USD	485,000	495,971
2.92% 9/19/17	CAD	1,188,000	1,205,223
3.15% 7/5/16	USD	100,000	106,033
•4.375% 11/30/21	EUR	2,600,000	3,639,960
4.40% 7/22/20	USD	400,000	452,272
#144A 6.00% 3/14/13	BRL	141,500	1,863,888
6.30% 4/23/19	USD	300,000	370,625
KeyBank 6.95% 2/1/28		1,220,000	1,458,381
KFW 6.25% 5/19/21	AUD	2,300,000	2,741,279
Morgan Stanley
•0.651% 1/9/14	USD	500,000	496,595
•1.916% 1/24/14		700,000	704,698
3.45% 11/2/15		1,000,000	1,042,613
7.30% 5/13/19		2,700,000	3,285,392
7.60% 8/8/17	NZD	574,000	512,337
•National City Bank 0.681% 6/7/17	USD	325,000	317,926
#•Nordea Bank 144A 1.24% 1/14/14		3,000,000	3,022,491
PNC Bank 6.875% 4/1/18		1,415,000	1,769,493
PNC Financial Services Group 2.854% 11/9/22		215,000	216,714
PNC Funding 5.625% 2/1/17		195,000	225,352
#•PNC Preferred Funding Trust II 144A 1.531% 3/31/49		1,600,000	1,384,000
•SunTrust Bank 0.602% 8/24/15		505,000	490,932
SVB Financial Group 5.375% 9/15/20		190,000	213,908
UBS
2.25% 1/28/14		1,900,000	1,927,947
5.875% 12/20/17		2,000,000	2,383,136
U.S. Bank 4.95% 10/30/14		1,000,000	1,075,672
•USB Capital IX 3.50% 10/29/49		1,820,000	1,647,409
Wachovia
•0.71% 10/15/16		255,000	250,709
5.60% 3/15/16		595,000	670,112
Wells Fargo
3.50% 3/8/22		195,000	208,407
4.75% 2/9/15		250,000	268,640
Zions Bancorporation
4.50% 3/27/17		520,000	543,793
7.75% 9/23/14		280,000	305,928
			115,151,736
Basic Industry – 2.68%
AK Steel 7.625% 5/15/20		170,000	148,750
Alcoa
5.40% 4/15/21		310,000	323,190
6.75% 7/15/18		1,455,000	1,664,162
#Anglo American Capital 144A
2.625% 4/3/17		825,000	840,979
2.625% 9/27/17		1,310,000	1,338,373
ArcelorMittal
6.50% 2/25/22		40,000	42,052
9.85% 6/1/19		830,000	996,683

Barrick Gold 3.85% 4/1/22	1,035,000	1,097,711
Barrick North America Finance 4.40% 5/30/21	375,000	411,968
Cabot
2.55% 1/15/18	1,565,000	1,615,050
3.70% 7/15/22	495,000	502,921
Century Aluminum 8.00% 5/15/14	279,000	283,185
CF Industries
6.875% 5/1/18	1,570,000	1,920,132
7.125% 5/1/20	260,000	327,705
Compass Minerals International 8.00% 6/1/19	268,000	290,780
#CSN Resources 144A 6.50% 7/21/20	2,600,000	2,834,000
Domtar 4.40% 4/1/22	345,000	349,576
Dow Chemical
3.00% 11/15/22	385,000	384,958
8.55% 5/15/19	2,322,000	3,138,946
Ecolab 1.45% 12/8/17	515,000	513,269
#FMG Resources August 2006 144A
6.875% 4/1/22	65,000	66,706
7.00% 11/1/15	250,000	263,750
Georgia-Pacific 8.00% 1/15/24	1,757,000	2,461,476
#Gerdau Trade 144A 5.75% 1/30/21	4,300,000	4,751,501
Headwaters 7.625% 4/1/19	375,000	400,313
#Hutchison Whampoa International 12 144A 2.00% 11/8/17	730,000	731,280
International Paper
4.75% 2/15/22	320,000	362,756
6.00% 11/15/41	215,000	255,528
9.375% 5/15/19	165,000	225,299
LyondellBasell Industries
5.75% 4/15/24	425,000	501,500
6.00% 11/15/21	240,000	282,600
#MacDermid 144A 9.50% 4/15/17	251,000	262,609
#Mexichem 144A 4.875% 9/19/22	650,000	702,000
#Murray Energy 144A 10.25% 10/15/15	237,000	231,075
#NewMarket 144A 4.10% 12/15/22	220,000	224,308
Nortek 8.50% 4/15/21	325,000	362,375
Novelis 8.75% 12/15/20	375,000	420,000
Precision Castparts 2.50% 1/15/23	625,000	630,365
Rio Tinto Finance 2.875% 8/21/22	1,340,000	1,351,686
#Ryerson 144A
9.00% 10/15/17	200,000	204,750
11.25% 10/15/18	85,000	78,519
#Samarco Mineracao 144A 4.125% 11/1/22	894,000	911,880
Southern Copper 5.25% 11/8/42	1,030,000	1,036,003
Teck Resources
3.00% 3/1/19	380,000	392,295
3.75% 2/1/23	515,000	529,330
Vale Overseas 4.375% 1/11/22	1,321,000	1,416,782
		38,081,076
Brokerage – 0.87%
Bear Stearns 7.25% 2/1/18	2,000,000	2,508,836
Jefferies Group
6.25% 1/15/36	335,000	348,400
6.45% 6/8/27	296,000	316,720
Lazard Group 6.85% 6/15/17	1,087,000	1,257,597
Merrill Lynch
6.875% 4/25/18	2,325,000	2,805,875
6.875% 11/15/18	4,200,000	5,147,616
		12,385,044
Capital Goods – 0.35%
Anixter 10.00% 3/15/14	101,000	110,090
Berry Plastics 9.75% 1/15/21	265,000	306,738
Case New Holland 7.75% 9/1/13	163,000	170,335
#•Cemex 144A
5.311% 9/30/15	1,171,000	1,191,492
9.50% 6/15/18	200,000	224,500
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	100,000	109,500
#Cemex Finance 144A 9.375% 10/12/22	310,000	350,300
#Consolidated Container 144A 10.125% 7/15/20	155,000	166,625
Kratos Defense & Security Solutions 10.00% 6/1/17	145,000	159,863

#Plastipak Holdings 144A 10.625% 8/15/19		201,000	230,648
#URS 144A 5.00% 4/1/22		610,000	629,108
#Votorantim Cimentos 144A 7.25% 4/5/41		1,180,000	1,333,400
			4,982,599
Communications – 3.59%
America Movil
3.125% 7/16/22		665,000	677,600
5.00% 3/30/20		720,000	841,300
AT&T 2.625% 12/1/22		965,000	968,688
#Brasil Telecom 144A 5.75% 2/10/22		1,358,000	1,419,110
#CC Holdings 144A 3.849% 4/15/23		450,000	458,758
CCO Holdings
5.25% 9/30/22		230,000	234,025
7.375% 6/1/20		105,000	117,075
CenturyLink 5.80% 3/15/22		1,160,000	1,228,459
Citizens Communications 6.25% 1/15/13		78,000	78,146
Clear Channel Communications 9.00% 3/1/21		150,000	134,625
Clear Channel Worldwide Holdings
7.625% 3/15/20		320,000	323,751
#Clearwire Communications 144A 12.00% 12/1/15		294,000	316,855
#Columbus International 144A 11.50% 11/20/14		460,000	515,200
Comcast
4.65% 7/15/42		1,130,000	1,195,971
5.70% 5/15/18		1,000,000	1,203,687
#Cox Communications 144A 3.25% 12/15/22		2,265,000	2,340,761
Cricket Communications 7.75% 10/15/20		335,000	343,375
#Crown Castle Towers 144A 4.883% 8/15/20		1,805,000	2,039,982
Deutsche Telekom International Finance
#144A 2.25% 3/6/17		1,105,000	1,134,290
#144A 3.125% 4/11/16		680,000	719,824
4.25% 7/13/22	EUR	850,000	1,314,912
#Digicel 144A 8.25% 9/1/17	USD	100,000	108,000
#Digicel Group 144A 8.25% 9/30/20		640,000	707,200
DIRECTV Holdings
3.80% 3/15/22		965,000	997,477
5.15% 3/15/42		270,000	274,121
DISH DBS
5.875% 7/15/22		145,000	156,600
7.875% 9/1/19		268,000	318,920
Entravision Communications 8.75% 8/1/17		102,000	111,180
Historic TW 6.875% 6/15/18		2,015,000	2,542,256
Intelsat Bermuda
11.25% 2/4/17		420,000	445,725
PIK 11.50% 2/4/17		410	437
#PIK 144A 11.50% 2/4/17		105,000	111,956
Intelsat Jackson Holdings 7.25% 10/15/20		195,000	212,794
Interpublic Group
2.25% 11/15/17		450,000	444,033
3.75% 2/15/23		670,000	673,194
4.00% 3/15/22		1,065,000	1,104,749
Level 3 Communications 11.875% 2/1/19		150,000	173,625
Level 3 Financing 10.00% 2/1/18		213,000	238,560
MetroPCS Wireless 6.625% 11/15/20		150,000	159,938
#Nara Cable Funding 144A 8.875% 12/1/18		420,000	429,450
Nielsen Finance 11.625% 2/1/14		82,000	91,430
PAETEC Holding 8.875% 6/30/17		157,000	169,168
#Qtel International Finance 144A
3.25% 2/21/23		420,000	420,630
4.75% 2/16/21		2,000,000	2,265,000
Qwest 6.75% 12/1/21		565,000	663,300
#Sinclair Television Group 144A 9.25% 11/1/17		216,000	238,680
#Sirius XM Radio 144A 8.75% 4/1/15		250,000	284,375
#SK Telecom 144A 2.125% 5/1/18		350,000	352,789
Sprint Capital 8.75% 3/15/32		162,000	198,855
Sprint Nextel
6.00% 12/1/16		145,000	158,413
8.375% 8/15/17		155,000	180,963
9.125% 3/1/17		250,000	295,625
Telecom Italia Capital 5.25% 10/1/15		885,000	943,853
#Telefonica Chile 144A 3.875% 10/12/22		980,000	983,195

Telefonica Emisiones
5.462% 2/16/21	340,000	363,375
6.421% 6/20/16	815,000	903,835
Telesat Canada
12.50% 11/1/17	85,000	93,606
#144A 6.00% 5/15/17	190,000	200,450
Time Warner Cable
5.85% 5/1/17	375,000	443,427
6.75% 7/1/18	1,500,000	1,875,995
8.25% 4/1/19	1,080,000	1,439,041
#Univision Communications 144A 6.875% 5/15/19	265,000	276,925
#UPC Holding 144A 9.875% 4/15/18	170,000	192,950
#UPCB Finance III 144A 6.625% 7/1/20	520,000	559,650
Verizon Communications 8.75% 11/1/18	2,340,000	3,252,957
#Viacom 144A 4.375% 3/15/43	1,045,000	1,032,240
#VimpelCom 144A 7.748% 2/2/21	820,000	949,150
Virgin Media Finance 8.375% 10/15/19	134,000	152,760
Virgin Media Secured Finance 6.50% 1/15/18	2,470,000	2,670,687
#Vivendi 144A
3.45% 1/12/18	830,000	858,100
6.625% 4/4/18	1,155,000	1,359,403
West 7.875% 1/15/19	100,000	104,000
#Wind Acquisition Finance 144A 11.75% 7/15/17	175,000	184,188
Windstream
7.875% 11/1/17	3,000	3,390
8.125% 8/1/13	103,000	107,378
		51,086,392
Consumer Cyclical – 2.76%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	280,000	291,200
10.75% 10/15/19	335,000	331,650
Amazon.com 2.50% 11/29/22	3,280,000	3,239,881
American Axle & Manufacturing 7.875% 3/1/17	344,000	356,900
Ameristar Casinos 7.50% 4/15/21	285,000	310,294
ArvinMeritor 8.125% 9/15/15	443,000	468,473
Chrysler Group 8.25% 6/15/21	305,000	337,025
CKE Restaurants 11.375% 7/15/18	232,000	267,960
CVS Caremark 2.75% 12/1/22	1,450,000	1,458,469
#Daimler Finance North America 144A 2.25% 7/31/19	895,000	903,146
Darden Restaurants 3.35% 11/1/22	2,035,000	1,973,197
Dave & Buster's 11.00% 6/1/18	75,000	84,375
Delphi 6.125% 5/15/21	545,000	607,675
Disney (Walt) 2.35% 12/1/22	2,490,000	2,518,407
Dollar General 4.125% 7/15/17	175,000	184,625
eBay 4.00% 7/15/42	2,565,000	2,508,800
#Equinox Holdings 144A 9.50% 2/1/16	40,000	42,245
Ford Motor 7.45% 7/16/31	655,000	835,125
Ford Motor Credit
3.875% 1/15/15	1,800,000	1,878,037
3.984% 6/15/16	485,000	515,402
5.00% 5/15/18	925,000	1,022,991
7.00% 4/15/15	1,100,000	1,229,292
8.00% 6/1/14	300,000	327,227
8.70% 10/1/14	3,800,000	4,274,931
12.00% 5/15/15	480,000	592,800
Hanesbrands 6.375% 12/15/20	255,000	281,775
#HD Supply 144A 11.00% 4/15/20	150,000	177,750
Host Hotels & Resorts
4.75% 3/1/23	845,000	899,925
5.25% 3/15/22	280,000	308,000
5.875% 6/15/19	295,000	323,025
#Hyundai Capital America 144A 2.125% 10/2/17	705,000	710,847
Levi Strauss 7.625% 5/15/20	100,000	109,500
M/I Homes 8.625% 11/15/18	225,000	248,625
Macy's Retail Holdings 5.90% 12/1/16	325,000	382,220
MGM Resorts International
7.75% 3/15/22	65,000	69,875
11.375% 3/1/18	579,000	703,485
Mohawk Industries 6.125% 1/15/16	146,000	164,980
Newell Rubbermaid 2.05% 12/1/17	450,000	456,516

Norcraft 10.50% 12/15/15	169,000	171,113
Pinnacle Entertainment 8.75% 5/15/20	140,000	151,900
Quiksilver 6.875% 4/15/15	225,000	222,188
Rite Aid 9.25% 3/15/20	75,000	80,250
Royal Caribbean Cruises 7.00% 6/15/13	250,000	257,500
Ryland Group 8.40% 5/15/17	172,000	205,970
#Sealy Mattress 144A 10.875% 4/15/16	53,000	56,313
Standard Pacific 10.75% 9/15/16	248,000	309,380
Tomkins 9.00% 10/1/18	99,000	111,375
#Volkswagen International Finance 144A 1.625% 8/12/13	2,800,000	2,820,195
Walgreen 3.10% 9/15/22	1,145,000	1,157,336
Western Union
2.875% 12/10/17	400,000	396,792
3.65% 8/22/18	460,000	470,799
Wyndham Worldwide
4.25% 3/1/22	350,000	362,050
5.625% 3/1/21	450,000	503,087
5.75% 2/1/18	475,000	531,552
Wynn Las Vegas 7.75% 8/15/20	60,000	68,700
		39,273,150
Consumer Non-Cyclical – 3.35%
Accellent 8.375% 2/1/17	150,000	158,250
Air Medical Group Holdings 9.25% 11/1/18	225,000	249,750
#Alere 144A 7.25% 7/1/18	60,000	60,450
Altria Group 9.70% 11/10/18	338,000	473,740
Amgen
3.875% 11/15/21	405,000	445,586
5.375% 5/15/43	430,000	509,014
Anheuser-Busch InBev Worldwide
•0.863% 1/27/14	3,800,000	3,821,052
5.375% 1/15/20	1,000,000	1,218,863
#Aristotle 144A 2.65% 2/15/17	95,000	98,838
#Biomet 144A
6.50% 8/1/20	180,000	191,925
6.50% 10/1/20	55,000	54,931
Bio-Rad Laboratories 8.00% 9/15/16	146,000	159,432
Boston Scientific 6.00% 1/15/20	550,000	642,487
#Brasil Foods 144A 5.875% 6/6/22	885,000	977,925
CareFusion 6.375% 8/1/19	2,085,000	2,489,673
Celgene
2.45% 10/15/15	330,000	342,675
3.25% 8/15/22	255,000	260,478
3.95% 10/15/20	835,000	907,741
Coca-Cola Enterprises 1.125% 11/12/13	2,000,000	2,009,384
Community Health Systems 8.00% 11/15/19	110,000	119,625
Constellation Brands
4.625% 3/1/23	150,000	157,500
6.00% 5/1/22	265,000	304,750
Del Monte 7.625% 2/15/19	445,000	466,138
#Dole Food 144A 8.00% 10/1/16	123,000	128,535
Energizer Holdings 4.70% 5/24/22	2,100,000	2,253,014
#Fresenius Medical Care 144A 5.875% 1/31/22	305,000	332,450
Geo Group 6.625% 2/15/21	145,000	161,675
#H&E Equipment Services 144A 7.00% 9/1/22	270,000	288,900
HCA 7.50% 2/15/22	315,000	362,250
HCA Holdings 7.75% 5/15/21	355,000	386,950
#Heineken 144A
2.75% 4/1/23	530,000	521,553
3.40% 4/1/22	970,000	1,013,784
#Highmark 144A
4.75% 5/15/21	405,000	408,570
6.125% 5/15/41	150,000	144,639
Humana 3.15% 12/1/22	560,000	558,058
Ingles Markets 8.875% 5/15/17	196,000	209,965
Iron Mountain 7.75% 10/1/19	75,000	84,938
Jarden
6.125% 11/15/22	215,000	233,275
7.50% 1/15/20	30,000	33,075
#Kinetic Concepts 144A 12.50% 11/1/19	260,000	249,925
#Korea Expressway 144A 1.875% 10/22/17	720,000	715,535

#Kraft Foods Group 144A 5.00% 6/4/42	815,000	920,177
Laboratory Corp. of America Holdings 2.20% 8/23/17	765,000	786,093
#MultiPlan 144A 9.875% 9/1/18	330,000	369,600
#Mylan 144A 6.00% 11/15/18	160,000	176,790
NBTY 9.00% 10/1/18	385,000	436,975
#Pernod-Ricard 144A
4.25% 7/15/22	295,000	324,835
4.45% 1/15/22	190,000	210,530
5.75% 4/7/21	1,225,000	1,467,730
Pfizer 5.35% 3/15/15	4,100,000	4,517,728
PHH
7.375% 9/1/19	170,000	189,550
9.25% 3/1/16	405,000	474,863
Quest Diagnostics 4.70% 4/1/21	1,110,000	1,245,066
RadNet Management 10.375% 4/1/18	125,000	127,813
Reynolds American
3.25% 11/1/22	805,000	810,311
4.75% 11/1/42	550,000	557,099
Reynolds Group Issuer 9.00% 4/15/19	730,000	762,850
#SABMiller Holdings 144A
2.45% 1/15/17	200,000	208,680
3.75% 1/15/22	1,450,000	1,568,772
*Safeway 4.75% 12/1/21	975,000	1,006,358
Scotts Miracle-Gro 6.625% 12/15/20	125,000	137,813
Teva Pharmaceutical Finance 2.95% 12/18/22	725,000	734,956
Tops Markets 10.125% 10/15/15	117,000	123,508
United Rentals North America 10.25% 11/15/19	278,000	323,870
WellPoint 3.30% 1/15/23	1,490,000	1,532,009
#Woolworths 144A
3.15% 4/12/16	285,000	299,120
4.55% 4/12/21	320,000	358,435
Yale University 2.90% 10/15/14	1,115,000	1,163,966
Zimmer Holdings
3.375% 11/30/21	1,200,000	1,246,080
4.625% 11/30/19	1,205,000	1,368,952
		47,657,827
Electric – 3.09%
#Abu Dhabi National Energy 144A
*2.50% 1/12/18	285,000	288,563
3.625% 1/12/23	285,000	294,975
AES 8.00% 6/1/20	133,000	153,615
Ameren Illinois 9.75% 11/15/18	1,930,000	2,683,776
American Electric Power 1.65% 12/15/17	2,025,000	2,034,503
#American Transmission Systems 144A 5.25% 1/15/22	1,225,000	1,413,267
Appalachian Power 7.95% 1/15/20	1,000,000	1,360,999
#APT Pipelines 144A 3.875% 10/11/22	555,000	553,811
#Calpine 144A 7.875% 7/31/20	203,000	228,883
CMS Energy
4.25% 9/30/15	1,465,000	1,561,776
6.25% 2/1/20	575,000	674,426
ComEd Financing III 6.35% 3/15/33	680,000	710,600
Duquense Light Holdings 5.50% 8/15/15	756,000	819,563
Elwood Energy 8.159% 7/5/26	229,191	239,791
Entergy
3.625% 9/15/15	215,000	225,140
5.125% 9/15/20	3,000,000	3,258,659
#Eskom Holdings 144A 5.75% 1/26/21	995,000	1,133,056
•FPL Group Capital
6.35% 10/1/66	1,205,000	1,287,410
6.65% 6/15/67	135,000	144,589
#GDF Suez 144A 2.875% 10/10/22	780,000	773,670
GenOn Energy 9.875% 10/15/20	200,000	232,000
•Integrys Energy Group 6.11% 12/1/66	1,110,000	1,165,123
Ipalco Enterprises 5.00% 5/1/18	405,000	426,263
Jersey Central Power & Light
5.625% 5/1/16	80,000	90,836
7.35% 2/1/19	1,000,000	1,278,946
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22	1,070,000	1,055,253
LG&E & KU Energy
3.75% 11/15/20	965,000	1,020,838
4.375% 10/1/21	1,230,000	1,352,133

Mirant Americas 8.50% 10/1/21		110,000	125,950
#Narragansett Electric 144A 4.17% 12/10/42		510,000	507,481
#Niagara Mohawk Power 144A 2.721% 11/28/22		950,000	946,713
NiSource Finance
5.25% 2/15/43		405,000	430,346
5.80% 2/1/42		705,000	805,680
NRG Energy 7.875% 5/15/21		190,000	211,850
#Pedernales Electric Cooperative 144A 6.202% 11/15/32		620,000	666,885
Pennsylvania Electric 5.20% 4/1/20		1,105,000	1,276,107
PPL Capital Funding
4.20% 6/15/22		250,000	269,378
•6.70% 3/30/67		440,000	465,729
Public Service Oklahoma 5.15% 12/1/19		1,170,000	1,367,990
Puget Energy
6.00% 9/1/21		340,000	375,582
6.50% 12/15/20		3,800,000	4,288,242
•Puget Sound Energy 6.974% 6/1/67		1,295,000	1,380,794
SCANA 4.125% 2/1/22		740,000	777,392
Tokyo Electric Power 4.50% 3/24/14	EUR	1,100,000	1,475,917
•Wisconsin Energy 6.25% 5/15/67	USD	1,480,000	1,594,376
Wisconsin Power & Light 2.25% 11/15/22		525,000	517,612
			43,946,488
Energy – 4.68%
Antero Resources Finance 9.375% 12/1/17		122,000	134,505
Apache 2.625% 1/15/23		355,000	355,112
BP Capital Markets
3.625% 5/8/14		500,000	520,634
4.75% 3/10/19		160,000	185,772
Chevron 2.355% 12/5/22		1,590,000	1,596,040
#CNOOC Finance 144A 2012 144A 3.875% 5/2/22		6,675,000	7,107,305
Comstock Resources 7.75% 4/1/19		110,000	112,200
Continental Resources 5.00% 9/15/22		190,000	205,675
Ecopetrol 7.625% 7/23/19		1,207,000	1,566,083
#ENI 144A 4.15% 10/1/20		1,085,000	1,112,937
EOG Resources 2.625% 3/15/23		550,000	555,105
Forest Oil 7.25% 6/15/19		207,000	209,070
Gazprom
#144A 7.288% 8/16/37		900,000	1,176,570
10.50% 3/25/14		500,000	549,500
#Gazprom Neft 144A 4.375% 9/19/22		940,000	965,850
Great Plains Energy 5.292% 6/15/22		1,070,000	1,204,692
#Helix Energy Solutions Group 144A 9.50% 1/15/16		165,000	169,538
#Hercules Offshore 144A 10.50% 10/15/17		314,000	339,905
#Hilcorp Energy I 144A 7.625% 4/15/21		135,000	147,825
Holly 9.875% 6/15/17		217,000	235,988
Linn Energy
#144A 6.25% 11/1/19		60,000	60,600
6.50% 5/15/19		70,000	71,050
8.625% 4/15/20		125,000	136,875
Lukoil International Finance 6.125% 11/9/20		1,225,000	1,422,531
Murphy Oil
2.50% 12/1/17		365,000	367,674
3.70% 12/1/22		2,435,000	2,430,728
Newfield Exploration 5.625% 7/1/24		105,000	113,663
Occidental Petroleum 2.70% 2/15/23		230,000	235,193
Pemex Project Funding Master Trust 6.625% 6/15/35		340,000	433,500
#Pertamina Persero 144A
4.875% 5/3/22		1,045,000	1,144,275
6.00% 5/3/42		455,000	514,719
Petrobras International Finance
3.875% 1/27/16		770,000	816,202
5.375% 1/27/21		1,186,000	1,341,153
Petrohawk Energy 7.25% 8/15/18		1,085,000	1,226,338
Petroleos de Venezuela 9.00% 11/17/21		3,937,000	3,775,582
Petroleos Mexicanos 5.50% 6/27/44		1,090,000	1,201,725
Pride International 6.875% 8/15/20		2,575,000	3,261,649
#PTT PCL 144A 3.375% 10/25/22		700,000	697,619
Quicksilver Resources 9.125% 8/15/19		145,000	129,775
Range Resources
5.75% 6/1/21		95,000	102,125
8.00% 5/15/19		282,000	313,725

#Rosneft Oil 144A 4.199% 3/6/22		537,000	547,740
#Samson Investment 144A 9.75% 2/15/20		70,000	74,375
SandRidge Energy
7.50% 3/15/21		90,000	96,750
8.125% 10/15/22		140,000	154,000
Shell International Finance 2.25% 1/6/23		3,960,000	3,920,938
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17		700,000	727,607
Southwestern Energy 7.50% 2/1/18		2,300,000	2,821,611
Statoil 2.45% 1/17/23		575,000	574,924
Talisman Energy 5.50% 5/15/42		1,755,000	1,941,641
TNK-BP Finance
6.25% 2/2/15		2,100,000	2,262,750
7.50% 3/13/13		4,600,000	4,662,099
•TransCanada PipeLines 6.35% 5/15/67		1,920,000	2,059,978
Transocean
3.80% 10/15/22		1,855,000	1,905,126
5.05% 12/15/16		1,435,000	1,599,206
Weatherford Bermuda
4.50% 4/15/22		1,230,000	1,307,778
9.625% 3/1/19		775,000	1,012,328
Williams Partners Finance 7.25% 2/1/17		915,000	1,112,576
#Woodside Finance 144A
8.125% 3/1/14		320,000	345,366
8.75% 3/1/19		890,000	1,171,690
			66,545,490
Finance Companies – 2.25%
American Express 7.00% 3/19/18		6,100,000	7,715,645
#BM&FBovespa 144A 5.50% 7/16/20		200,000	228,000
#CDP Financial 144A
4.40% 11/25/19		1,260,000	1,451,986
5.60% 11/25/39		880,000	1,100,676
•Credit Suisse USA 0.593% 4/12/13		4,000,000	4,002,123
E Trade Financial 6.375% 11/15/19		320,000	329,600
FTI Consulting 6.75% 10/1/20		230,000	246,675
General Electric Capital
5.50% 2/1/17	NZD	720,000	629,278
5.55% 5/4/20	USD	610,000	726,273
5.625% 5/1/18		240,000	285,343
6.00% 8/7/19		2,245,000	2,735,003
•6.25% 12/15/49		1,600,000	1,749,922
•7.125% 12/15/49		600,000	680,857
International Lease Finance
5.875% 4/1/19		265,000	280,635
6.25% 5/15/19		565,000	604,550
8.25% 12/15/20		180,000	215,100
8.75% 3/15/17		495,000	574,200
#IPIC GMTN 144A 5.50% 3/1/22		746,000	883,078
#LJ VP Holdings 144A 3.80% 6/18/19		595,000	634,929
#Nuveen Investments 144A 9.50% 10/15/20		500,000	500,000
SLM
5.375% 5/15/14		1,400,000	1,468,970
6.25% 1/25/16		1,300,000	1,420,250
#•SSIF Nevada 144A 1.04% 4/14/14		900,000	905,327
#Temasek Financial I 144A 2.375% 1/23/23		810,000	801,824
Waha Aerospace 3.925% 7/28/20		1,680,000	1,824,900
			31,995,144
Insurance – 1.48%
Alleghany 4.95% 6/27/22		295,000	323,746
American International Group
#144A 3.75% 11/30/13		600,000	615,630
5.85% 1/16/18		95,000	112,559
6.40% 12/15/20		310,000	385,268
8.25% 8/15/18		2,720,000	3,582,185
•Chubb 6.375% 3/29/67		820,000	897,900
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65		305,000	262,300
•ING Groep 5.775% 12/29/49		425,000	403,750
#ING US 144A 5.50% 7/15/22		830,000	902,407
#Liberty Mutual Group 144A
4.95% 5/1/22		760,000	829,875
6.50% 5/1/42		1,555,000	1,755,529
•7.00% 3/15/37		180,000	179,775

MetLife
3.048% 12/15/22	675,000	690,023
6.817% 8/15/18	500,000	630,647
#MetLife Capital Trust IV 144A 7.875% 12/15/37	300,000	370,500
#MetLife Capital Trust X 144A 9.25% 4/8/38	1,100,000	1,523,500
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	200,000	217,939
Montpelier Re Holdings 4.70% 10/15/22	690,000	707,308
#@NLV Financial 144A 6.50% 3/15/35	385,000	367,623
Prudential Financial
3.875% 1/14/15	290,000	306,982
4.50% 11/15/20	265,000	296,384
4.50% 11/16/21	80,000	90,138
•5.625% 6/15/43	440,000	458,172
•5.875% 9/15/42	555,000	584,831
6.00% 12/1/17	540,000	648,642
#@Stone Street Trust 144A 5.902% 12/15/15	2,300,000	2,519,434
#•Symetra Financial 144A 8.30% 10/15/37	515,000	535,407
‡t#=Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	300,000	0
•XL Group 6.50% 12/29/49	275,000	258,500
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	500,000	537,500
		20,994,454
Natural Gas – 1.50%
AmeriGas Finance
6.50% 5/20/21	82,000	89,380
6.75% 5/20/20	60,000	66,150
7.00% 5/20/22	70,000	78,225
CenterPoint Energy 5.95% 2/1/17	830,000	965,150
Copano Energy 7.75% 6/1/18	218,000	230,808
El Paso Pipeline 6.50% 4/1/20	930,000	1,138,626
•Enbridge Energy Partners 8.05% 10/1/37	1,365,000	1,551,941
Energy Transfer Partners 9.70% 3/15/19	916,000	1,235,395
Enterprise Products Operating
•7.034% 1/15/68	1,645,000	1,885,550
9.75% 1/31/14	1,005,000	1,099,857
Kinder Morgan Energy Partners
5.95% 2/15/18	1,000,000	1,198,664
9.00% 2/1/19	1,170,000	1,578,934
ONEOK Partners 2.00% 10/1/17	2,450,000	2,473,153
Plains All American Pipeline 8.75% 5/1/19	1,045,000	1,423,460
@Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20	2,392,500	2,697,543
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	591,456	652,967
#Rockies Express Pipeline 144A
6.25% 7/15/13	1,000,000	1,027,500
6.85% 7/15/18	500,000	525,000
Sempra Energy 2.875% 10/1/22	1,280,000	1,285,816
Suburban Propane Partners 7.375% 8/1/21	105,000	114,713
		21,318,832
Real Estate – 1.40%
Alexandria Real Estate Equities 4.60% 4/1/22	980,000	1,053,859
American Tower 5.90% 11/1/21	1,995,000	2,385,780
Brandywine Operating Partnership 4.95% 4/15/18	755,000	826,753
BRE Properties 3.375% 1/15/23	770,000	763,778
Developers Diversified Realty
4.625% 7/15/22	265,000	289,758
4.75% 4/15/18	310,000	343,969
7.50% 4/1/17	625,000	750,376
7.875% 9/1/20	631,000	810,117
9.625% 3/15/16	145,000	178,128
Digital Realty Trust
5.25% 3/15/21	1,280,000	1,419,057
5.875% 2/1/20	425,000	486,322
HCP 5.375% 2/1/21	2,300,000	2,623,499
Mack-Cali Realty
2.50% 12/15/17	305,000	308,619
4.50% 4/18/22	635,000	678,496
National Retail Properties
3.80% 10/15/22	150,000	152,622
=3.95% 12/6/12	144,000	188,983

Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,210,250
5.00% 7/21/20	500,000	586,250
#144A 5.00% 7/21/20	486,000	569,835
Regency Centers
4.80% 4/15/21	420,000	465,284
5.875% 6/15/17	285,000	329,938
UDR 4.625% 1/10/22	870,000	958,506
#•USB Realty 144A 1.487% 12/22/49	100,000	86,014
#WEA Finance 144A
3.375% 10/3/22	550,000	566,414
4.625% 5/10/21	785,000	880,515
		19,913,122
Technology – 1.18%
Amkor Technology 7.375% 5/1/18	125,000	130,000
Autodesk 1.95% 12/15/17	495,000	493,118
Avaya
#144A 7.00% 4/1/19	160,000	150,400
9.75% 11/1/15	300,000	268,500
10.125% 11/1/15	10,000	9,000
Baidu 3.50% 11/28/22	860,000	866,713
CDW 12.535% 10/12/17	154,000	165,358
Fidelity National Information Services 7.875% 7/15/20	75,000	85,219
First Data
9.875% 9/24/15	320,000	328,000
10.55% 9/24/15	185,000	190,319
11.25% 3/31/16	160,000	157,600
Fiserv 3.50% 10/1/22	610,000	622,314
GXS Worldwide 9.75% 6/15/15	514,000	537,773
Infor US 9.375% 4/1/19	60,000	67,650
Intel 2.70% 12/15/22	810,000	810,623
Jabil Circuit 7.75% 7/15/16	82,000	96,760
Microsoft 2.125% 11/15/22	745,000	739,337
National Semiconductor 6.60% 6/15/17	1,395,000	1,724,494
NetApp
2.00% 12/15/17	475,000	473,862
3.25% 12/15/22	590,000	582,033
Oracle
2.50% 10/15/22	1,350,000	1,365,108
5.75% 4/15/18	70,000	85,290
#Samsung Electronics America 144A 1.75% 4/10/17	745,000	754,529
#Seagate Technology International 144A 10.00% 5/1/14	735,000	794,719
Symantec 4.20% 9/15/20	2,585,000	2,720,195
#Tencent Holdings 144A 3.375% 3/5/18	1,105,000	1,142,652
Xerox 6.35% 5/15/18	1,220,000	1,408,653
		16,770,219
Transportation – 0.75%
tAmerican Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21	568,365	597,494
#Brambles USA 144A
3.95% 4/1/15	1,660,000	1,731,554
5.35% 4/1/20	320,000	357,120
tContinental Airlines 2009-2 Class A Pass Through Trust 7.25% 5/10/21	788,922	911,205
tDelta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22	354,847	396,081
tDelta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18	426,026	480,344
t#Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/24	400,000	418,000
#ERAC USA Finance 144A
3.30% 10/15/22	620,000	629,025
5.25% 10/1/20	1,365,000	1,563,490
#Penske Truck Leasing 144A
3.375% 3/15/18	410,000	414,167
3.75% 5/11/17	730,000	764,618
4.875% 7/11/22	290,000	300,139
Russian Railways 5.739% 4/3/17	1,000,000	1,122,500
tUAL 2009-1 Pass Through Trust 10.40% 11/1/16	317,882	365,946
tUAL 2009-2A Pass Through Trust 9.75% 1/15/17	239,200	276,874
#United Air Lines 144A 12.00% 11/1/13	282,000	284,820
		10,613,377
Total Corporate Bonds (cost $507,542,623)		540,714,950

Municipal Bonds – 0.61%
Bay Area, California Toll Authority
6.918% 4/1/40	800,000	1,104,320
7.043% 4/1/50	3,000,000	4,342,289
California State 7.30% 10/1/39	200,000	278,300
Los Angeles, California Community College District Revenue Build America Bond 6.60% 8/1/42	800,000	1,078,088
New York City Transitional Finance Authority 5.508% 8/1/37	700,000	859,180
New York State Urban Development 5.77% 3/15/39	800,000	967,000
Oregon State Taxable Pension 5.892% 6/1/27	65,000	83,320
Sacramento County, California Public Finance Authority Revenue (Housing Tax County
Project) Series B 5.18% 12/1/13 (NATL-RE) (FGIC)	20,000	20,183
Total Municipal Bonds (cost $6,455,934)		8,732,680

Non-Agency Asset-Backed Securities – 1.43%
•Accredited Mortgage Loan Trust Series 2006-2 A4 0.46% 9/25/36	2,000,000	1,134,984
•Ally Master Owner Trust Series 2011-1 A1 1.079% 1/15/16	730,000	734,765
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	465,000	476,719
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	685,000	832,984
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	890,000	928,365
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32	16,392	16,497
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.959% 8/15/18	400,000	416,114
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	681,926	680,216
Series 2006-3 A5 5.948% 11/25/36	900,000	838,762
•Countrywide Asset-Backed Certificates
Series 2006-11 1AF6 5.454% 9/25/46	1,112,329	931,263
Series 2006-26 2A4 0.43% 6/25/37	2,000,000	792,000
Series 2007-26 2A4 0.52% 9/25/37	1,000,000	314,566
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	310,000	375,135
Series 2012-A1 A1 0.81% 8/15/17	685,000	690,166
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	280,000	281,479
GE Capital Credit Card Master Note Trust
Series 2012-2 A 2.22% 1/18/22	365,000	379,537
Series 2012-6 A 1.36% 8/17/20	625,000	631,287
Golden Credit Card Trust
#Series 2012-1A A1 144A 1.77% 1/15/19	575,000	592,161
# Series 2012-5A A 144A 0.79% 9/15/17	650,000	651,664
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.26% 10/25/36	50,544	20,787
#Master Credit Card Trust Series 2012-2A A 0.788% 4/21/17	700,000	701,489
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	64,006	64,889
•Merrill Lynch Mortgage Investors Series 2007-MLN1 A2A 0.32% 3/25/37	1,966,723	1,306,124
•RASC Trust Series 2006-EMX1 A2 0.44% 1/25/36	172,209	163,634
•SLM Student Loan Trust
Series 2005-4 A2 0.395% 4/26/21	404,761	404,710
Series 2008-9 A 1.815% 4/25/23	4,088,107	4,260,159
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	319,088	357,628
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.609% 10/15/15	500,000	506,953
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	400,000	398,020
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	45,166	46,508
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	360,000	363,977
Total Non-Agency Asset-Backed Securities (cost $19,987,525)		20,293,542

Non-Agency Collateralized Mortgage Obligations – 3.38%
•ARM Trust
Series 2004-5 3A1 4.95% 4/25/35	2,319,627	2,319,618
Series 2005-10 3A31 5.416% 1/25/36	1,074,252	1,017,889
Series 2006-2 1A4 5.76% 5/25/36	1,439,691	1,126,324
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	56,876	59,642
Series 2005-6 7A1 5.50% 7/25/20	186,081	193,647
•Bear Stearns ARM Trust Series 2005-5 2.24% 8/25/35	3,315,248	3,334,188
•Chase Mortgage Finance Series 2005-A1 3A1 2.932% 12/25/35	352,527	329,771
•Chaseflex Trust Series 2006-1 A4 6.23% 6/25/36	420,000	368,550
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	63,525	66,082
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.085% 8/25/34	54,730	55,527
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	25,458	25,505
Series 2004-14T2 A6 5.50% 8/25/34	7,924	7,908
Series 2004-J1 1A1 6.00% 2/25/34	4,060	4,144
Series 2004-J2 7A1 6.00% 12/25/33	5,165	5,161
Series 2008-2R 3A1 6.00% 8/25/37	2,757,739	2,189,441

tCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 3.105% 5/25/33		3,918	3,933
Series 2007-4 1A1 6.00% 5/25/37		3,345,833	3,034,784
CSMC Mortgage-Backed Trust
#Series 2005-1R 2A5 144A 5.75% 12/26/35		4,757,590	4,001,119
Series 2007-1 5A14 6.00% 2/25/37		784,214	675,673
•Series 2007-3 4A6 0.46% 4/25/37		1,154,295	943,619
@•✗Series 2007-3 4A12 6.54% 4/25/37		1,154,295	183,384
Series 2007-3 4A15 5.50% 4/25/37		512,543	485,788
Series 2007-5 3A19 6.00% 8/25/37		1,366,652	1,378,588
Series 2007-5 10A2 6.00% 4/25/29		548,897	585,203
#•Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.24% 6/26/35		1,720,000	1,753,748
t•First Horizon Mortgage Pass Through Trust Series 2005-AR2 2A1 2.575% 6/25/35		343,092	322,844
GMAC Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36		244,666	242,080
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27		12,006	12,704
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.32% 1/25/36		182,242	167,432
•Indymac INDA Mortgage Loan Trust Series 2006-AR1 A1 5.409% 8/25/36		427,305	429,239
•JPMorgan Mortgage Trust
Series 2006-A6 2A4L 4.951% 10/25/36		1,412,434	1,193,528
Series 2006-A7 2A2 2.904% 1/25/37		266,417	205,048
Series 2007-A1 6A1 3.028% 7/25/35		750,597	740,873
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		4,101,149	3,956,312
MASTR Alternative Loans Trust
Series 2004-3 8A1 7.00% 4/25/34		5,302	5,349
Series 2004-5 6A1 7.00% 6/25/34		92,363	97,615
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33		3,930	3,915
Series 2005-6 7A1 5.316% 6/25/35		109,230	107,240
Series 2006-2 4A1 3.27% 2/25/36		27,369	25,562
MASTR Asset Securitization Trust Series 2003-9 2A7 5.50% 10/25/33		133,660	136,213
•Merrill Lynch Mortgage Investors Series 2005-A5 A2 2.583% 6/25/35		434,944	431,104
•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36		3,349,866	3,385,525
RALI Trust Series 2004-QS2 CB 5.75% 2/25/34		69,608	70,086
RFMI Trust I Series 2004-S9 2A1 4.75% 12/25/19		422,585	432,389
•Sequoia Mortgage Trust Series 2007-1 4A1 4.923% 9/20/46		1,626,010	1,339,601
•Structured ARM Loan Trust
Series 2005-22 1A4 2.633% 12/25/35		1,981,532	1,169,799
Series 2006-1 7A4 5.367% 2/25/36		1,240,241	950,077
Structured Asset Securities Series 2005-6 4A1 5.00% 5/25/35		144,393	146,451
tWaMU Mortgage Pass Through Certificates
•Series 2005-AR16 1A3 2.488% 12/25/35		1,225,000	1,115,511
•Series 2007-HY1 3A3 5.146% 2/25/37		774,883	730,824
•Series 2007-HY7 4A1 5.093% 7/25/37		1,567,493	1,446,379
tWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		77,258	30,117
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		43,643	42,958
•Series 2005-AR13 A1 5.233% 5/25/35		180,173	181,024
Series 2006-2 3A1 5.75% 3/25/36		273,762	274,733
Series 2006-3 A1 5.50% 3/25/36		145,890	146,951
Series 2006-3 A11 5.50% 3/25/36		258,937	270,806
Series 2006-6 1A3 5.75% 5/25/36		189,152	185,466
•Series 2006-AR5 2A1 2.616% 4/25/36		131,155	118,267
•Series 2006-AR11 A6 5.081% 8/25/36		1,918,179	1,771,193
•Series 2006-AR17 A1 2.631% 10/25/36		1,095,071	968,547
Series 2007-10 1A36 6.00% 7/25/37		1,045,448	1,005,373
Series 2007-13 A9 6.00% 9/25/37		78,496	1,455
Total Non-Agency Collateralized Mortgage Obligations (cost $47,220,776)			48,009,826

ΔRegional Bonds – 1.13%
Australia – 0.85%
New South Wales Treasury
6.00% 4/1/19	AUD	1,420,000	1,680,766
6.00% 3/1/22	AUD	1,470,000	1,765,822
Queensland Treasury 6.25% 6/14/19	AUD	4,600,000	5,514,737
Victoria Treasury 6.00% 10/17/22	AUD	2,536,000	3,071,072
			12,032,397
Canada – 0.28%
British Columbia Province 2.00% 10/23/22	USD	1,395,000	1,377,717

Manitoba Province 2.10% 9/6/22	USD	1,575,000	1,569,406
Ontario Province 3.15% 6/2/22	CAD	837,000	872,452
Quebec Province 4.25% 12/1/21	CAD	214,000	241,065
			4,060,640
Total Regional Bonds (cost $15,591,987)			16,093,037

Securities Sold Short – (0.84%)
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/43	USD	(11,000,000)	(6,518,437)
5.50% 2/1/43		(5,000,000)	(5,434,375)
Total Securities Sold Short (proceeds $11,939,999)			(11,952,812)

«Senior Secured Loans – 2.72%
Air Medical Group Holdings Tranche Loan B1 6.50% 5/29/18		90,000	90,900
Allied Security Holdings Tranche Loan 2L 8.50% 1/21/18		150,000	150,750
Avaya Tranche
B1 3.03% 10/26/14		528,113	518,953
B-3 4.81% 10/27/17		291,759	258,206
Avis Budget Car Rental Tranche C 4.25% 8/7/19		134,661	136,042
Bausch & Lomb
4.75% 6/27/15		400,000	404,252
Tranche B 4.75% 4/17/19		412,925	417,091
Biomet Tranche B1 3.75% 7/25/17		220,000	221,650
BJ's Wholesale Club
1st Lien 6.50% 9/29/18		340,000	344,959
2nd Lien 9.75% 3/31/20		270,000	278,100
Blackboard 1st Lien 6.25% 10/4/18		374,063	374,921
BNY ConvergEx Group
8.75% 11/29/17		100,497	95,284
8.75% 12/16/17		239,503	227,080
Bresnan Broadband Holdings 4.50% 12/14/17		455,000	458,128
Brickman Group Holdings Tranche B1 5.50% 10/14/16		250,506	254,577
Brock Holdings III
10.00% 2/15/18		214,000	215,605
Tranche B 6.00% 2/15/17		64,933	65,257
Burlington Coat Factory Warehouse 5.75% 5/1/17		433,053	437,383
Caesars Entertainment Operating Tranche B6
5.494% 1/28/18		719,831	644,505
9.50% 10/31/16		240,000	243,851
Chrysler Group 6.00% 5/24/17		1,321,815	1,351,741
Cinemark USA Tranche B 3.00% 12/18/19		95,000	95,218
Clear Channel Communications
Tranche A 3.64% 7/30/14		1,472,160	1,434,517
Tranche B 3.89% 1/29/16		589,333	488,501
Community Health Systems 3.82% 1/25/17		1,050,000	1,057,544
Compass Investors Tranche B 5.25% 12/27/19		570,000	569,527
Cricket Communications Tranche B 3.50% 10/10/19		130,000	130,975
Crown Castle Operating Tranche B 4.00% 1/31/19		350,000	352,522
David’s Bridal Tranche B 5.25% 10/11/19		130,000	130,515
DaVita Tranche B
4.00% 8/1/19		450,000	453,796
4.50% 10/20/16		1,176,000	1,185,978
Delos Aircraft 4.75% 3/17/16		85,000	85,850
Delta Air Lines Tranche B 5.50% 4/20/17		478,566	484,099
Deltek
6.00% 10/10/18		130,000	131,207
10.00% 10/10/19		20,000	20,367
Dynegy Power Tranche 1st Lien 9.25% 8/5/16		182,741	191,650
Emdeon Tranche B 5.00% 11/2/18		297,291	300,604
Energy Transfer Equity 3.75% 3/26/17		155,000	156,376
Equipower Resources Holdings
1st Lien 5.50% 12/21/18		104,738	106,395
2nd Lien 10.00% 5/23/19		220,000	226,416
Essar Steel Algoma 8.75% 9/12/14		229,425	227,896
First Data Tranche B2 5.00% 3/24/17		716,681	705,705
§@GenCorp 9.00% 7/22/13		340,000	340,000
Generac Power Systems Tranche B 6.25% 5/30/18		194,513	199,456
Getty Images Tranche B 4.75% 10/18/19		475,000	476,247
Gray Television 4.75% 10/12/19		550,450	555,151
Harrah's Las Vegas Propco 3.00% 2/13/13		230,000	205,333

HCA Tranche B 3.62% 5/1/18	1,500,000	1,505,827
HD Supply Tranche B 7.25% 10/12/17	468,261	482,016
Hologic Tranche B 4.50% 4/29/19	413,963	419,431
Houghton International
1st Lien 5.25% 12/21/19	115,000	116,186
2nd Lien 9.50% 12/21/20	75,000	74,344
IASIS Healthcare Tranche B 5.00% 5/3/18	668,625	671,551
Immucor 5.75% 8/9/19	534,910	542,701
Ineos US Finance 6.50% 5/4/18	252,714	255,803
Infor US Tranche B 4.00% 4/5/18	298,502	301,779
Intelsat Jackson Holdings Tranche B 4.50% 4/2/18	763,068	770,859
Landry's Tranche B 6.50% 3/22/18	910,332	921,711
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	485,000	488,487
MGM Resorts International 4.25% 12/20/19	220,000	222,558
MModal Tranche B 6.75% 7/2/19	309,234	298,411
MTL Publishing Tranche B 5.50% 11/14/17	89,150	90,432
MultiPlan 4.75% 8/26/17	311,265	313,988
National CineMedia 3.25% 11/26/19	88,000	88,220
Nexstar Broadcasting Tranche B 4.50% 12/3/19	90,000	91,125
Nuveen Investments
5.86% 5/13/17	260,074	261,659
5.96% 5/13/17	80,000	80,490
8.25% 3/1/19	1,053,000	1,076,040
Tranche B 7.25% 5/13/17	185,000	186,186
NXP
4.75% 1/11/20	90,000	90,750
5.25% 2/13/19	342,413	345,537
Offshore Group Investment Tranche B 6.25% 10/25/17	311,063	311,064
OSI Restaurant Partners 3.50% 10/26/19	365,000	369,205
Par Pharmaceutical Tranche B 5.00% 8/2/19	448,875	449,111
Party City Holdings Tranche B 5.75% 7/10/19	438,900	444,590
Peninsula Gaming Tranche B 5.75% 5/16/17	440,000	446,325
Pharmaceutical Product Development 6.25% 11/10/18	202,950	206,538
PQ 5.25% 5/8/17	445,000	448,122
Protection One 5.75% 3/31/19	228,247	231,528
PVH Tranche B 3.25% 12/19/19	395,000	397,743
Remy International Tranche B 6.25% 12/16/16	86,094	86,883
Reynolds Group Holdings 1st Lien 4.75% 9/21/18	533,663	540,603
RGIS Services 5.50% 5/3/17	312,948	316,078
Samson Investment 2nd Lien 6.00% 9/10/18	390,000	394,713
Sensus USA 2nd Lien 8.50% 4/13/18	465,000	467,325
Seven Seas Cruises Tranche B 6.25% 2/16/19	301,188	305,705
Smart & Final
1st Lien 5.75% 11/15/19	266,000	266,414
2nd Lien 10.50% 11/15/20	410,000	414,100
Sophia Tranche B 6.25% 6/5/18	96,924	98,306
Supervalu Tranche B 8.00% 8/1/18	339,000	344,475
Swift Transportation Tranche B2 1.25% 12/15/17	235,423	238,268
Taminco Global Chemical 5.25% 2/15/19	218,076	219,985
Tempur-Pedic International Tranche B 5.00% 12/12/19	310,000	314,374
Toys R Us Delaware Tranche B 6.00% 9/1/16	868,692	842,992
Truven Health Analytics Tranche B
5.75% 5/23/19	70,000	70,175
6.75% 6/6/19	478,800	479,997
Univision Communications 4.49% 3/31/17	300,435	296,070
US TelePacific 5.75% 2/10/17	72,338	71,638
Visant 5.25% 12/22/16	254,625	232,027
Warner Chilcott
Tranche B1 4.25% 3/15/18	101,619	102,688
Tranche B1 4.25% 3/15/18	38,592	38,998
Tranche B2 4.25% 3/15/18	50,809	51,344
WC Luxco Sarl Tranche B3 4.25% 3/15/18	69,863	70,598
West Tranche B6 5.75% 8/1/18	527,350	536,378
Wide OpenWest Finance 1st Lien 6.25% 7/17/18	706,450	715,563
Yankee Candle 5.25% 3/2/19	76,720	77,643
Zayo Group Tranche B 5.25% 7/2/19	534,236	541,581
Total Senior Secured Loans (cost $38,252,422)		38,636,318

ΔSovereign Bonds – 6.97%
Australia – 0.24%

Australia Government Bond 5.50% 4/21/23	AUD	2,800,000	3,473,532
			3,473,532
Brazil – 1.16%
#Banco Nacional de Desenvolvimento Economico e Social 144A
6.369% 6/16/18	USD	1,500,000	1,785,000
6.50% 6/10/19		2,500,000	3,075,000
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/13	BRL	401,000	195,775
10.00% 1/1/14	BRL	2,039,000	1,021,029
10.00% 1/1/17	BRL	19,069,000	9,808,587
Republic of Brazil 5.625% 1/7/41	USD	500,000	657,500
			16,542,891
Colombia – 0.22%
Republic of Colombia
4.375% 3/21/23	COP	3,218,000,000	1,823,169
6.125% 1/18/41	USD	918,000	1,265,004
			3,088,173
Finland – 0.07%
Finnish Government 4.00% 7/4/25	EUR	626,000	1,031,560
			1,031,560
Indonesia – 0.46%
Indonesia Government
7.00% 5/15/22	IDR	26,246,000,000	3,094,974
7.00% 5/15/27	IDR	12,468,000,000	1,433,938
11.00% 11/15/20	IDR	7,060,000,000	1,010,809
#Republic of Indonesia 144A 5.25% 1/17/42	USD	914,000	1,065,953
			6,605,674
Ireland – 0.06%
#VEB Finance 144A 6.025% 7/5/22		770,000	898,975
			898,975
Malaysia – 0.03%
Malaysia Government 4.262% 9/15/16	MYR	1,380,000	469,178
			469,178
Mexico – 0.70%
Mexican Bonos
6.00% 6/18/15	MXN	28,958,000	2,320,852
6.50% 6/10/21	MXN	5,990,900	506,250
6.50% 6/9/22	MXN	6,425,000	543,548
8.00% 12/17/15	MXN	46,995,300	3,965,680
10.00% 12/5/24	MXN	16,700,000	1,822,048
United Mexican 4.75% 3/8/44	USD	690,000	781,425
			9,939,803
Mongolia – 0.02%
#Mongolia Government International Bond 144A 5.125% 12/5/22		237,000	233,445
			233,445
Panama – 0.12%
Panama Government International Bond
6.70% 1/26/36		302,000	430,350
7.125% 1/29/26		340,000	483,650
8.875% 9/30/27		451,000	736,258
			1,650,258
Peru – 0.14%
Republic of Peru
5.625% 11/18/50		300,000	390,450
7.125% 3/30/19		1,218,000	1,600,452
			1,990,902
Philippines – 0.12%
Philippines Republic
5.00% 1/13/37		710,000	865,313
9.50% 10/21/24		507,000	818,805
			1,684,118
Poland – 0.26%
Poland Government Bond
4.00% 10/25/23	PLN	1,164,000	385,666
5.75% 10/25/21	PLN	8,698,000	3,270,556
			3,656,222
Qatar – 0.43%
Qatar Government International Bond 4.00% 1/20/15	USD	5,800,000	6,119,000
			6,119,000
Republic of Korea – 0.19%

Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	718,254,920	778,969
Republic of Korea
5.75% 4/16/14	USD	900,000	956,190
7.125% 4/16/19		700,000	910,435
			2,645,594
South Africa – 0.57%
Republic of South Africa
7.00% 2/28/31	ZAR	6,053,000	664,658
7.25% 1/15/20	ZAR	18,913,000	2,361,874
8.00% 12/21/18	ZAR	7,821,000	1,016,784
10.50% 12/21/26	ZAR	26,692,000	4,050,891
			8,094,207
Sri Lanka – 0.07%
#Republic of Sri Lanka 144A 5.875% 7/25/22	USD	861,000	921,270
			921,270
Sweden – 0.10%
#Kommuninvest I Sverige 144A 1.00% 10/24/17		1,434,000	1,434,244
			1,434,244
Turkey – 0.32%
Turkey Government Bond
4.50% 2/11/15	TRY	893,517	544,078
9.00% 3/5/14	TRY	2,655,000	1,545,900
10.50% 1/15/20	TRY	2,523,000	1,735,382
Republic of Turkey 6.00% 1/14/41	USD	621,000	777,026
			4,602,386
United Kingdom – 1.62%
United Kingdom Gilt
1.75% 9/7/22	GBP	700,000	1,131,368
3.75% 9/7/21	GBP	300,000	572,767
4.00% 3/7/22	GBP	9,484,757	18,498,174
4.50% 3/7/19	GBP	515,000	1,007,284
4.75% 3/7/20	GBP	910,500	1,828,183
			23,037,776
Uruguay – 0.07%
Uruguay Government International Bond 8.00% 11/18/22	USD	711,750	1,037,020
			1,037,020
Total Sovereign Bonds (cost $95,006,436)			99,156,228

Supranational Banks – 0.24%
Andina de Fomento 4.375% 6/15/22		670,000	728,801
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	6,860,000	1,279,572
3.625% 6/22/20	NOK	4,020,000	773,552
6.00% 2/15/17	AUD	530,000	603,813
Total Supranational Banks (cost $3,059,941)			3,385,738

U.S. Treasury Obligations – 14.30%
U.S. Treasury Bond 2.75% 8/15/42	USD	3,940,000	3,805,177
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28		10,622,019	13,772,946
2.00% 1/15/26		1,631,644	2,143,318
2.375% 1/15/25		2,797,948	3,780,508
2.375% 1/15/27		4,209,637	5,813,247
2.50% 1/15/29		4,234,182	6,049,588
3.875% 4/15/29		267,348	444,049
U.S. Treasury Bills
0.125% 9/30/13		200,000	199,977
0.375% 6/30/13		200,000	200,281
1.125% 6/15/13		100,000	100,469
U.S. Treasury Notes
0.25% 8/31/14		9,500,000	9,504,085
0.625% 9/30/17		40,900,000	40,832,924
0.625% 11/30/17		10,065,000	10,032,762
0.75% 12/31/17		3,635,000	3,641,532
1.00% 8/31/19		12,900,000	12,826,431
∞1.625% 11/15/22		56,970,000	56,355,807
2.00% 11/15/21		5,600,000	5,813,063
2.00% 2/15/22		27,100,000	28,029,449
Total U.S. Treasury Obligations (cost $201,892,522)			203,345,613

		Number of
		Contracts
Options Purchased – 0.01%
Call Swaption – 0.01%
30 yr IRS, strike rate 2.50%, expires 3/18/13 (MSC)		7,200,000	74,138
Put Swaption – 0.00%
30 yr IRS, strike rate 3.10%, expires 3/18/13 (MSC)		7,200,000	42,473
Total Options Purchased (cost $155,520)			116,611

Common Stock – 0.00%
†=Century Communications		1,975,000	0
†Delta Air Lines		29	344
NRG Energy		42	959
Total Common Stock (cost $60,518)			1,303

Convertible Preferred Stock – 0.14%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		5,700	260,490
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		5,279	316,410
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		106	120,337
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		62	55,219
HealthSouth 6.00% exercise price $30.50, expiration date 12/31/49		329	341,420
Huntington Bancshares 8.50% exercise price $11.95, expiration date 4/15/13		259	318,570
PPL 9.50% exercise price $28.80, expiration date 7/1/13		8,050	424,717
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		1,670	174,599
Total Convertible Preferred Stock (cost $2,167,001)			2,011,762

Preferred Stock – 0.29%
Alabama Power 5.625%		19,190	485,507
#Ally Financial 144A 7.00%		500	491,109
BB&T 5.85%		15,975	415,031
JPMorgan Chase 5.50%		10,000	251,400
•PNC Bank 8.25%		875,000	894,687
•PNC Financial Services Group 6.125%		15,000	415,650
•U.S. Bancorp 6.50%		19,200	549,888
Wells Fargo 5.20%		25,600	644,608
Total Preferred Stock (cost $3,908,873)			4,147,880

		Principal
		Amount°
Short-Term Investments – 16.71%
≠Discount Notes – 4.59%
Daimler Finance 1.51% 10/15/13	USD	3,900,000	3,875,414
Federal Home Loan Bank
0.075% 1/4/13		5,692,310	5,692,304
0.10% 1/18/13		3,367,087	3,367,073
0.10% 1/23/13		15,219,182	15,219,092
0.12% 4/2/13		9,116,838	9,115,470
0.125% 3/6/13		13,586,709	13,585,758
0.13% 2/6/13		8,860,755	8,860,498
0.135% 2/15/13		1,949,366	1,949,294
Freddie Mac 0.16% 5/21/13		3,600,000	3,598,888
			61,388,377
Repurchase Agreements – 0.66%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $6,364,523
(collateralized by U.S. government obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $6,491,774)		6,364,484	6,364,484

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $3,077,976
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $3,139,509)		3,077,950	3,077,950
			9,442,434
≠U.S. Treasury Obligations – 11.46%
U.S. Treasury Bills
0.04% 1/17/13		11,427,512	11,427,432
0.04% 3/28/13		7,870,537	7,869,931
0.042% 3/14/13		19,900,000	19,898,726
0.043% 3/21/13		14,425,719	14,424,710
0.08% 2/21/13		200,000	199,992
0.084% 2/28/13		2,700,000	2,699,892
0.09% 1/24/13		1,600,000	1,599,982
0.11% 5/23/13		8,125,000	8,121,815
0.12% 6/13/13		8,125,000	8,121,254
0.125% 8/31/13		4,700,000	4,699,633
0.141% 4/11/13		2,900,000	2,899,501
0.15% 12/12/13		500,000	499,332
0.152% 5/30/13		8,125,000	8,121,660
0.154% 3/7/13		2,100,000	2,099,889
0.16% 5/2/13		2,500,000	2,499,312
0.165% 7/25/13		800,000	799,445
0.168% 8/22/13		300,000	299,759
0.17% 11/14/13		6,800,000	6,791,656
0.18% 6/6/13		8,625,000	8,621,291
0.25% 10/31/13		6,500,000	6,505,077
			162,997,147

Total Short-Term Investments (cost $237,660,060)		237,703,372

Total Value of Securities Before Securities Lending Collateral – 109.73%
(cost $1,504,367,144)		1,560,388,834

	Number of
	Shares
**Securities Lending Collateral – 0.08%
Investment Companies
Delaware Investments Collateral Fund No.1	1,071,295	1,071,295
†@Mellon GSL Reinvestment Trust II	1,198,247	0
Total Securities Lending Collateral (cost $2,269,542)		1,071,295

Total Value of Securities – 109.81%
(cost $1,506,636,686)		1,561,460,129 ©

	Number of
	Contracts
Options Written – (0.02%)
Call Swaption – (0.01%)
5 yr IRO, strike rate 0.80%, expires 3/18/13 (JPMC)	(91,300,000)	(148,545)
Put Swaption – (0.01%)
5 yr IRO, strike rate 1.20%, expires 3/18/13 (JPMC)	(91,300,000)	(78,701)
Total Options Written (premium received ($260,205))		(227,246)

**Obligation to Return Securities Lending Collateral – (0.16%)		(2,269,542)
zOther Liabilities Net of Receivables and Other Assets – (9.63%)		(136,988,917)«
Net Assets Applicable to 144,653,555 Shares Outstanding – 100.00%		$1,421,974,424

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of December 31, 2012. Interest rates reset periodically.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $22,623,335, which represented 1.59% of the Fund’s net assets. See Note 6 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $192,274,314, which represented 13.52% of the Fund’s net assets. See Note 6 in "Notes."
*Fully or partially on loan.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2012.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $188,983, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2012.
§All or a portion of this holding is subject to unfunded loan commitments. See Note 3 in “Notes.”
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 5 in "Notes" for additional information on securities lending collateral.
©Includes $2,209,422 of securities loaned.
zOf this amount, $172,641,757 represents payable for securities purchased as of December 31, 2012.
«Includes foreign currency valued at $3,885,149 with a cost of $3,893,075.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	CAD	4,645,813	USD	(4,686,518)	2/1/13	$(12,397)
BAML	COP	2,023,943,000	USD	(1,124,538)	2/1/13	18,051
BAML	EUR	(6,445,680)	USD	8,341,870	2/1/13	(166,314)
BAML	JPY	(630,530,766)	USD	7,642,897	2/1/13	367,617
BAML	KRW	(263,618,550)	USD	243,730	2/1/13	(3,578)
BAML	NOK	(1,976,753)	USD	347,873	2/1/13	(7,234)
BAML	NZD	(753,390)	USD	627,739	2/1/13	4,965
BAML	TRY	3,101,202	USD	(1,722,316)	2/1/13	10,165
BCLY	AUD	1,251,865	USD	(1,316,387)	2/1/13	(18,547)
BCLY	RUB	44,205,310	USD	(1,424,966)	2/1/13	13,172
CITI	CNY	7,820,211	USD	(1,213,000)	2/1/13	39,162
CITI	EUR	(14,536,000)	USD	18,907,121	3/18/13	(287,745)
CITI	GBP	(332,456)	USD	534,915	2/1/13	(5,258)
CITI	JPY	77,620,704	USD	(944,148)	2/1/13	(49,144)
CITI	MYR	40,322,334	USD	(13,138,162)	1/25/13	23,273
CITI	RUB	47,426,700	USD	(1,530,743)	2/1/13	12,198
CITI	SGD	(8,061,357)	USD	6,585,000	1/25/13	(14,668)
CITI	TRY	3,101,202	USD	(1,720,930)	2/1/13	11,551
CS	IDR	16,148,691,920	USD	(1,654,240)	2/1/13	14,743
GSC	BRL	6,617,252	USD	(3,157,839)	2/1/13	58,155
GSC	GBP	(1,714,300)	USD	2,757,211	2/1/13	(28,175)
GSC	NOK	(2,380,480)	USD	418,590	2/1/13	(9,043)
HSBC	CAD	417,090	USD	(421,729)	2/1/13	(2,098)
HSBC	EUR	(3,002,226)	USD	3,886,682	2/1/13	(76,204)
HSBC	GBP	(500,063)	USD	804,502	2/1/13	(7,999)
HSBC	JPY	221,619,545	USD	(2,687,959)	2/1/13	(132,577)
HSBC	MXN	(26,857,491)	USD	2,090,760	2/1/13	6,997
HSBC	TRY	1,234,880	USD	(685,664)	2/1/13	4,200
JPMC	AUD	(14,687,000)	USD	15,213,088	1/10/13	(40,654)
JPMC	BRL	3,354,750	USD	(1,597,120)	2/1/13	33,294
JPMC	BRL	(19,177,896)	USD	9,144,883	2/4/13	(172,502)
JPMC	CNY	1,460,028	USD	(229,150)	2/1/13	4,628
JPMC	CNY	13,893,253	USD	(2,195,000)	11/10/13	(6,767)
JPMC	CNY	10,338,900	USD	(1,740,000)	11/15/13	(112,041)
JPMC	EUR	584,000	USD	(772,223)	1/2/13	(1,563)
JPMC	EUR	(3,473,193)	USD	4,492,923	2/1/13	(91,631)
JPMC	EUR	(2,030,000)	USD	2,680,718	3/18/13	92
JPMC	GBP	(1,944,979)	USD	3,126,343	2/1/13	(33,850)
JPMC	GBP	(10,725,000)	USD	17,176,592	3/12/13	(247,124)
JPMC	IDR	(460,768,000)	USD	46,779	1/30/13	(853)
JPMC	JPY	176,471,546	USD	(2,108,000)	2/1/13	(73,196)
JPMC	MXN	(7,651,592)	USD	595,408	2/1/13	1,752
JPMC	MXN	(22,520,545)	USD	1,723,137	4/3/13	(14,312)
JPMC	MYR	(40,213,520)	USD	13,101,000	1/25/13	(24,918)
JPMC	NOK	23,449,300	USD	(4,203,419)	2/1/13	9,050
JPMC	SEK	17,461,860	USD	(2,654,000)	2/1/13	29,938
JPMC	SGD	8,038,019	USD	(6,550,099)	1/25/13	30,463
MSC	BRL	3,449,045	USD	(1,645,968)	2/1/13	30,273
MSC	CNY	55,270,000	USD	(8,600,000)	11/15/13	102,791
MSC	JPY	297,910,314	USD	(3,621,878)	2/1/13	(186,826)
TD	JPY	(246,136,472)	USD	2,924,000	2/1/13	85,926
TD	RUB	52,753,500	USD	(1,710,000)	2/1/13	6,238
						$(908,524)

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(62)	Euro-O.A.T.	$(11,009,140)	$(11,139,957)	3/12/13	$(130,817)
31	Long Gilt	5,933,201	5,990,411	3/29/13	57,210
(138)	U.S. Treasury 10 yr Notes	(18,344,924)	(18,323,813)	3/29/13	21,111
(173)	U.S. Treasury Long Bond	(25,250,392)	(25,517,500)	3/29/13	(267,108)
		$(48,671,255)			$(319,604)

Swap Contracts

CDS Contracts

Swap	Notional	Annual Protection		Termination	Appreciation	Unrealized
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
CITI	Credit Agricole-London Senior 5 yr CDS	EUR	2,600,000	1.00%	12/20/16	$(175,306)
CITI	ITRAXX Europe Crossover
	Financials 17.1 5yr CDS	EUR	9,300,000	5.00%	6/20/17	(1,152,669)
						$(1,327,975)
	Protection Sold / Moody’s Rating:
CITI	Dell Senior / Baa	USD	1,200,000	1.00%	12/20/17	19,212
CITI	NRG Energy Senior / Baa	USD	1,200,000	5.00%	6/20/17	156,686
CITI	Republic of Brazil 5 yr CDS / Baa		2,000,000	1.00%	3/20/17	26,220
CITI	Republic of Italy 5 yr CDS / Baa	EUR	1,000,000	1.00%	6/20/17	102,078
MSC	Lloyds TSB Bank /A	EUR	5,500,000	3.00%	9/20/17	552,316
MSC	People's Republic of China 5 yr CDS / Aa	USD	2,700,000	1.00%	9/20/16	66,810
						$923,322
						$(404,653)

Interest Rate Swap Contracts

				Fixed
				Deal Receive		Unrealized
				(Payable)	Maturity	Appreciation
Counterparty	Swap Referenced	Notional Value		Rate	Date	(Depreciation)
CITI	3-Month LIBOR	USD	37,700,000	4.00%	9/21/21	$1,475,424
CITI	6-Month LIBOR	AUD	6,100,000	4.00%	3/15/23	106,045
CITI	6-Month LIBOR	AUD	9,400,000	4.75%	6/15/22	804,869
JPMC	3-Month LIBOR	USD	1,800,000	2.50%	12/19/42	71,353
JPMC	6-Month LIBOR	AUD	10,900,000	4.75%	6/15/22	922,201
JPMC	Brazil CETIP Interbank Deposit	BRL	23,800,000	8.21%	1/2/17	26,760
JPMC	Brazil CETIP Interbank Deposit	BRL	7,800,000	9.01%	1/2/17	(6,209)
MSC	3-Month LIBOR	USD	5,000,000	1.72%	11/6/22	(35,470)
MSC	Brazil CETIP Interbank Deposit	BRL	27,400,000	8.22%	1/2/17	37,108
						$3,402,081

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD - Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CNY – China Renminbi
COP – Colombian Peso
CS – Credit Suisse
EUR – European Monetary Unit
FGIC – Insured by Financial Guaranty Insurance Company
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
IDR – Indonesia Rupiah
IRS – Interest Rate Swaption
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NATL-RE – Insured by National Public Finance Guarantee Corporation
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PIK – Pay-in-kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB - Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion
TRY– Turkish Lira
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,506,770,307
Aggregate unrealized appreciation	$69,944,654
Aggregate unrealized depreciation	(15,371,443)
Net unrealized appreciation	$54,573,211

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$-	$388,011,731	$506,953	$388,518,684
Common Stock	1,303	-	-	1,303
Convertible Preferred Stock	579,060	1,432,702	-	2,011,762
Corporate Debt	2,221,254	554,695,767	528,983	557,446,004
Foreign Debt	-	171,212,423	-	171,212,423
Municipal Bonds	-	8,732,680	-	8,732,680
U.S. Treasury Obligations	-	203,345,613	-	203,345,613
Other	2,510,684	742,510	-	3,253,194
Option Purchased	-	-	116,611	116,611
Securities Sold Short	-	(11,952,812)	-	(11,952,812)
Short-Term Investments	-	237,703,372	-	237,703,372
Securities Lending Collateral	-	1,071,295	-	1,071,295
Options Written	-	-	(227,246)	(227,246)
Total	$5,312,301	$1,554,995,281	$925,301	$1,561,232.883

Foreign Currency Exchange Contracts	$-	$(908,524)	$-	$(908,524)
Futures Contracts	(319,604)	-	-	(319,604)
Swap Contracts	-	(404,653)	3,402,081	2,997,428

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Unfunded Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

As of December 31, 2012, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
GenCorp	$340,000

4. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended December 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; and as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended December 31, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2012	8,200,097	$286,829
Options written	226,800,260	582,994
Options expired	(52,400,097)	(517,819)
Options terminated in
closing purchase transactions	(260)	(91,799)
Options outstanding at December 31, 2012	182,600,000	$260,205

Swap Contracts — The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund had posted $180,000 as collateral for certain open derivatives, which is presented as restricted cash on the schedule of investments. The Fund received securities collateral of $859,000 and $2,640,000 in cash collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at December 31, 2012, the notional value of the protection sold was EUR 6,500,000 and USD 7,100,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2012, the net unrealized appreciation of the protection sold was $923,322.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $2,209,422, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $1,071,295. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's (S&P) and Baa3 by Moody's Investors Service (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum International Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 97.84%
Argentina – 0.14%
*Arcos Dorados Holdings Class A	39,000	$466,440
		466,440
Australia – 3.96%
Amcor	361,797	3,060,761
AMP	774,222	3,930,925
BHP Billiton	41,600	1,625,646
*BHP Billiton ADR	13,900	1,090,316
CSL	15,418	871,297
QBE Insurance Group	215,465	2,471,158
		13,050,103
Belgium – 1.20%
*Ageas	25,800	762,116
t†Ageas VVPR Strip	2,424	3
Anheuser-Busch InBev	14,178	1,234,358
*KBC Groep	56,268	1,960,546
		3,957,023
Canada – 0.17%
Gildan Activewear	15,600	570,600
		570,600
China/Hong Kong – 2.64%
AIA Group	864,200	3,427,972
Cheung Kong Holdings	91,000	1,416,016
*†Melco Crown Entertainment ADR	43,300	729,172
REXLot Holdings	3,270,100	250,898
Tencent Holdings	40,800	1,338,209
Wharf Holdings	189,600	1,511,177
		8,673,444
Cyprus – 0.43%
Eurasia Drilling GDR	38,800	1,406,184
		1,406,184
Finland – 0.43%
Konecranes	41,300	1,409,027
		1,409,027
France – 12.16%
AXA	102,500	1,839,979
BNP Paribas	24,200	1,377,341
*Carrefour	152,398	3,922,800
Cie de Saint-Gobain	121,475	5,215,219
France Telecom	385,026	4,270,273
t=†GDF Suez VVPR Strip	8,820	12
*LVMH Moet Hennessy Louis Vuitton	4,200	774,934
Publicis Groupe	15,300	920,252
Sanofi	87,326	8,278,915
†Societe Generale	49,499	1,881,574
Technip	8,600	994,205
Total	104,513	5,436,671
*Vallourec	38,477	2,019,201
*Vinci	64,158	3,088,203
		40,019,579
Germany – 5.74%
BASF	26,400	2,495,719
Daimler	37,688	2,074,383
Deutsche Bank	31,500	1,385,468
Deutsche Lufthansa	47,400	895,825
Deutsche Telekom	394,336	4,487,498
Gerry Weber International	23,908	1,157,696
RWE	127,395	5,282,619
*SAP ADR	13,800	1,109,244
		18,888,452

Gilbratar – 0.03%
Bwin.Party Digital Entertainment	55,100	100,297
		100,297
India – 0.62%
ICICI Bank	33,800	706,369
ICICI Bank ADR	17,000	741,370
†Jubilant Foodworks	24,911	590,471
		2,038,210
Indonesia – 0.53%
Global Mediacom	2,494,500	623,446
Indofood Sukses Makmur	1,127,400	685,801
†Tower Bersama Infrastructure	752,700	445,554
		1,754,801
Ireland – 0.65%
Accenture Class A	13,600	904,400
DCC	37,270	1,225,563
		2,129,963
Israel – 1.17%
Teva Pharmaceutical Industries ADR	103,300	3,857,222
		3,857,222
Italy – 2.86%
ENI	294,250	7,206,480
Intesa Sanpaolo	1,269,435	2,194,666
		9,401,146
Japan – 17.21%
Astellas Pharma	89,000	3,996,277
*Canon	169,800	6,572,682
Honda Motor	80,500	2,977,336
HOYA	103,200	2,030,751
JGC	32,000	995,845
Kao	143,100	3,723,892
Kubota	104,900	1,204,478
Nintendo	11,300	1,204,984
ORIX	19,600	2,211,052
Seven & I Holdings	147,800	4,161,072
Shin-Etsu Chemical	23,200	1,414,021
Softbank	60,700	2,221,174
Sumitomo Mitsui Financial Group	40,000	1,451,746
Takeda Pharmaceutical	107,900	4,816,198
Tokio Marine Holdings	178,200	4,957,941
Tokyo Electron	43,600	2,008,221
Toyota Motor	142,300	6,636,052
*Trend Micro	34,700	1,047,074
Unipres	16,000	351,727
Yahoo Japan	3,231	1,044,797
Zeon	188,700	1,634,079
		56,661,399
Malaysia – 0.18%
Astro Malaysia Holdings	599,800	588,424
		588,424
Mexico – 1.18%
Alpek	123,600	335,739
Fomento Economico Mexicano ADR	13,000	1,309,100
Fresnillo	48,600	1,491,096
Grupo Mexico Series B	210,000	762,153
		3,898,088
Netherlands – 2.99%
ASML Holding	23,286	1,493,020
Koninklijke Ahold	349,020	4,678,768
Reed Elsevier	198,198	2,938,038
Ziggo	22,000	718,813
		9,828,639
Norway – 0.21%
Seadrill	19,200	707,104
		707,104
Republic of Korea – 0.75%
Samsung Electronics	1,700	2,458,485
		2,458,485

Singapore – 2.54%
DBS Group Holdings	71,000	871,740
Jardine Matheson Holdings	29,200	1,821,987
Singapore Telecommunications	1,006,000	2,737,692
United Overseas Bank	179,047	2,937,455
		8,368,874
Spain – 4.79%
Banco Popular Espanol	2,227,200	1,740,384
Banco Santander	295,566	2,401,430
Iberdrola	1,287,883	7,190,534
Telefonica	327,756	4,436,328
		15,768,676
Sweden – 2.22%
Electrolux Class B	77,082	2,036,784
Svenska Cellulosa Class B	96,784	2,105,065
*Volvo Class B	228,614	3,153,479
		7,295,328
Switzerland – 11.13%
†ABB	188,554	3,906,514
†Actelion	5,445	260,306
*†GAM Holding	167,000	2,270,248
†Holcim	30,034	2,210,103
Nestle	38,700	2,522,578
Novartis	118,562	7,482,998
*Partners Group Holding	5,400	1,247,211
Roche Holding	17,700	3,575,284
*Sulzer	4,500	711,550
†Swiss Re	29,182	2,113,696
Syngenta	8,000	3,228,890
†UBS	150,700	2,356,097
†Zurich Insurance Group	17,756	4,753,446
		36,638,921
Taiwan – 1.00%
MediaTek	93,000	1,039,468
Taiwan Semiconductor Manufacturing	676,269	2,259,968
		3,299,436
Thailand – 0.14%
Charoen Pokphand Foods	423,900	467,384
		467,384
United Kingdom – 20.54%
Aberdeen Asset Management	261,656	1,574,977
Antofagasta	100,076	2,193,836
*APR Energy	127,431	1,675,816
Ashtead Group	103,122	725,524
Aveva Group	20,709	743,379
Babcock International Group	21,300	336,325
BG Group	157,642	2,630,248
BP	602,078	4,187,485
British American Tobacco	40,200	2,044,195
†Clinigen Group	126,100	442,049
Compass Group	322,764	3,832,634
De La Rue	63,219	937,390
Diageo	38,300	1,115,893
†Direct Line Insurance Group	241,737	850,042
GlaxoSmithKline	240,921	5,247,020
Hargreaves Lansdown	55,034	615,713
HSBC Holdings	186,007	1,971,681
Inchcape	79,620	565,999
Intertek Group	28,500	1,448,152
Jardine Lloyd Thompson Group	55,200	715,078
National Grid	374,254	4,293,797
Randgold Resources	18,000	1,781,238
Rexam	300,600	2,151,514
Rotork	15,540	648,893
Royal Dutch Shell Class A	114,421	3,937,349
*Subsea 7	55,046	1,322,395
Tesco	1,033,178	5,693,094
Tullow Oil	83,900	1,749,637
Unilever	177,536	6,903,112
Vodafone Group	1,408,845	3,547,529
Vodafone Group ADR	68,500	1,725,515
		67,607,509
United States – 0.23%
†Sirona Dental Systems	11,600	747,736
		747,736
Total Common Stock (cost $307,407,135)		322,058,494

ΔPreferred Stock– 0.44%
Germany – 0.44%
†Volkswagen	6,300	1,445,145
Total Preferred Stock (cost $1,204,645)		1,445,145

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.81%
≠Discount Notes – 0.28%
Federal Home Loan Bank
0.075% 1/4/13	$70,458	70,458
0.10% 1/18/13	82,805	82,804
0.10% 1/23/13	135,831	135,830
0.12% 4/2/13	168,207	168,182
0.12% 3/6/13	205,615	205,601
0.13% 2/6/13	217,907	217,900
0.13% 2/15/13	47,939	47,938
		928,713
Repurchase Agreements – 0.24%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $521,811
(collateralized by U.S. government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $532,245)	521,808	521,808

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $252,356
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $257,401)	252,354	252,354
		774,162
≠U.S. Treasury Obligations – 0.29%
U.S. Treasury Bills
0.04% 1/17/13	181,180	181,179
0.04% 3/21/13	440,902	440,871
0.04% 3/28/13	347,872	347,846
		969,896
Total Short-Term Investments (cost $2,672,658)		2,672,771

Total Value of Securities Before Securities Lending Collateral – 99.09%
(cost $311,284,438)		326,176,410

	Number of
	Shares
**Securities Lending Collateral – 4.74%
Investment Companies
Delaware Investments Collateral Fund No.1	15,593,199	15,593,199
†@Mellon GSL Reinvestment Trust II	620,609	0
Total Securities Lending Collateral (cost $16,213,808)		15,593,199

Total Value of Securities – 103.83%
(cost $327,498,246)		341,769,609	©
**Obligation to Return Securities Lending Collateral – (4.92%)		(16,213,808)
«Receivables and Other Assets Net of Other Liabilities – 1.09%		3,597,084
Net Assets Applicable to 31,058,701 Shares Outstanding – 100.00%		$329,152,885

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
tDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $12, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $15,733,211 of securities loaned.
«Includes foreign currency valued at $2,533,201 with a cost of $2,544,200.

The following foreign currency exchange contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
CITI	AUD	4,639,000	USD	(4,768,275)	1/16/13	$47,339
CITI	CAD	8,245,000	USD	(8,360,143)	1/16/13	(62,016)
CITI	CHF	(12,908,440)	USD	13,796,239	1/16/13	(307,667)
CITI	DKK	3,282,000	USD	(573,758)	1/16/13	6,915
CITI	EUR	(6,334,387)	USD	8,198,858	1/16/13	(161,215)
CITI	EUR	(35,000)	USD	44,912	1/23/13	(1,284)
CITI	GBP	(2,897,124)	USD	4,655,098	1/16/13	(52,361)
CITI	HKD	710,998	USD	(91,747)	1/16/13	(2)
CITI	JPY	15,794,830	USD	(183,489)	1/4/13	(1,409)
CITI	JPY	10,476,911	USD	(121,345)	1/7/13	(566)
CITI	JPY	(338,343,446)	USD	3,996,181	1/16/13	95,438
CITI	MXN	12,300,680	USD	(946,182)	1/16/13	9,676
CITI	NOK	(10,488,279)	USD	1,831,794	1/16/13	(53,489)
CITI	SEK	(28,338,247)	USD	4,240,475	1/16/13	(116,909)
CITI	SGD	919,000	USD	(752,564)	1/16/13	(180)
CITI	ZAR	10,819,000	USD	(1,238,745)	1/16/13	38,044
MNB	AUD	(7,861,500)	USD	8,086,418	1/31/13	(64,357)
MNB	EUR	(85,885)	USD	113,281	1/2/13	(55)
MNB	JPY	(4,348,361)	USD	50,482	1/4/13	355
						$(623,743)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
CHF– Swiss Franc
CITI – Citigroup Global Markets
DKK – Danish Krone
EUR– European Monetary Unit
GBP– British Pound Sterling
GDR–Global Depositary Receipt
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
MXN – Mexican Peso
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar
VVPR Strip – Dividend Coupon
USD – United States Dollar
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$331,212,952
Aggregate unrealized appreciation	$33,799,677
Aggregate unrealized depreciation	(23,243,020)
Net unrealized appreciation	$10,556,657

For federal income tax purposes, at March 31, 2012, capital loss carryforwards of $50,992,198 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $49,949,013 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At March 31, 2012, short-term capital losses of $1,043,185 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$14,816,394	$307,242,088	$12	$322,058,494
Preferred Stock	-	1,445,145	-	1,445,145
Short-Term Investments	-	2,672,771	-	2,672,771
Securities Lending Collateral	-	15,593,199	-	15,593,199
Total	$14,816,394	$326,953,203	$12	$341,769,609

Foreign Currency Exchange Contracts	$-	$(623,743)	$-	$(623,743)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at December 31, 2012, the majority of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $15,733,211, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $15,593,199. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 95.71%
Consumer Discretionary – 22.15%
†Amazon.com	68,164	$17,118,706
†AutoZone	18,031	6,390,727
†CarMax	33,500	1,257,590
Carnival (United Kingdom)	26,454	1,027,585
CBS Class B	279,365	10,629,837
†Charter Communications Class A	5,300	404,072
†Chipotle Mexican Grill	14,042	4,176,933
Comcast Class A	61,029	2,281,264
D.R. Horton	49,600	981,088
†Delphi Automotive (United Kingdom)	74,200	2,838,150
Dick's Sporting Goods	49,884	2,269,223
†Discovery Communications Class A	31,850	2,021,838
DISH Network Class A	64,300	2,340,520
Disney (Walt)	27,500	1,369,225
†Dollar General	130,665	5,761,020
†Dollar Tree	13,600	551,616
*Focus Media Holding ADR	63,225	1,623,618
Foot Locker	2,289	73,523
†Fossil	13,600	1,266,160
GNC Holdings	51,103	1,700,708
Harley-Davidson	14,800	722,832
Home Depot	101,269	6,263,488
Las Vegas Sands	115,000	5,308,400
*Lennar Class A	29,000	1,121,430
†Liberty Global Class A	50,085	3,154,854
Limited Brands	51,963	2,445,379
Lowe's	227,574	8,083,428
*†Lululemon Athletica (Canada)	54,388	4,145,997
Marriott International Class A	23,380	871,373
McDonald's	66,555	5,870,817
†MGM Resorts International	17,200	200,208
†Michael Kors Holdings (China)	26,800	1,367,604
News Class A	66,950	1,709,903
NIKE Class B	150,488	7,765,181
*Prada (Italy)	90,200	876,521
†priceline.com	15,509	9,634,190
PVH	34,250	3,802,093
Ralph Lauren	4,400	659,648
Ross Stores	18,500	1,001,775
Royal Caribbean Cruises	55,600	1,890,400
Ryman Hospitality Properties	88,280	3,395,260
Sirius XM Radio	1,451,550	4,194,980
Starbucks	163,067	8,743,653
Starwood Hotels & Resorts Worldwide	154,027	8,834,988
Time Warner Cable	41,050	3,989,650
TJX	147,290	6,252,461
Tractor Supply	4,700	415,292
†TripAdvisor	12,400	520,304
VF	12,450	1,879,577
Wynn Resorts	46,595	5,241,472
Yum Brands	39,858	2,646,571
		179,093,132
Consumer Staples – 4.93%
Anheuser-Busch InBev (Belgium)	9,690	843,626
Coca-Cola	140,200	5,082,250
Colgate-Palmolive	9,700	1,014,038
Costco Wholesale	16,600	1,639,582

CVS Caremark	218,650	10,571,727
Estee Lauder Class A	30,646	1,834,470
†Monster Beverage	14,800	782,624
Nestle (Switzerland)	14,346	935,114
PepsiCo	67,750	4,636,133
Pernod-Ricard (France)	5,841	677,498
Philip Morris International	85,400	7,142,855
Procter & Gamble	54,950	3,730,556
Whole Foods Market	11,000	1,004,630
		39,895,103
Energy – 5.21%
Anadarko Petroleum	92,150	6,847,667
*Chesapeake Energy	64,150	1,066,173
†Denbury Resources	97,200	1,574,640
EOG Resources	14,000	1,691,060
EQT	5,800	342,084
†FMC Technologies	29,700	1,272,051
Halliburton	96,500	3,347,585
Kinder Morgan	72,705	2,568,668
National Oilwell Varco	99,812	6,822,150
Occidental Petroleum	5,100	390,711
Pioneer Natural Resources	23,150	2,467,559
Range Resources	25,600	1,608,448
Schlumberger	123,191	8,535,903
Valero Energy	22,000	750,640
†Weatherford International (Switzerland)	136,450	1,526,876
Williams	40,500	1,325,970
		42,138,185
Financials – 7.09%
†Affiliated Managers Group	10,050	1,308,007
American Express	45,400	2,609,592
†American International Group	38,160	1,347,048
American Tower	125,941	9,731,461
Blackstone Group	113,850	1,774,922
Capital One Financial	93,500	5,416,455
*Carlyle Group	47,250	1,229,918
Citigroup	203,555	8,052,636
Franklin Resources	15,300	1,923,210
†IntercontinentalExchange	4,900	606,669
Invesco	61,000	1,591,490
Morgan Stanley	176,350	3,371,812
Two Harbors Investment	200,450	2,220,986
U.S. Bancorp	101,102	3,229,198
Wells Fargo	296,535	10,135,565
Zions Bancorp	129,100	2,762,740
		57,311,709
Healthcare – 11.18%
†Alexion Pharmaceuticals	14,900	1,397,769
Allergan	8,700	798,051
Baxter International	15,300	1,019,898
†Biogen Idec	64,861	9,513,163
Bristol-Myers Squibb	185,647	6,050,236
†Catamaran	20,734	976,779
†Celgene	10,300	810,816
Covidien (Ireland)	67,700	3,908,998
†Edwards Lifesciences	11,700	1,054,989
†Express Scripts Holding	238,700	12,889,799
†Gilead Sciences	154,678	11,361,098
HCA Holdings	69,450	2,095,307
†Insulet	48,250	1,023,865
†Intuitive Surgical	7,472	3,664,045
Johnson & Johnson	58,150	4,076,315
Lilly (Eli)	63,350	3,124,422
McKesson	25,600	2,482,176
Novo Nordisk Class B (Denmark)	6,985	1,137,183
†ONYX Pharmaceuticals	6,300	475,839
Perrigo	11,335	1,179,180
Pfizer	221,884	5,564,851
†Regeneron Pharmaceuticals	5,500	940,885
Sanofi ADR	34,400	1,629,872

Stryker	17,300	948,386
Thermo Fisher Scientific	17,250	1,100,205
UnitedHealth Group	120,400	6,530,496
Universal Health Services Class B	28,150	1,361,053
†Valeant Pharmaceuticals International (Canada)	23,000	1,374,710
†Vertex Pharmaceuticals	45,050	1,889,397
		90,379,783
Industrials – 12.33%
Babcock & Wilcox	19,700	516,140
Boeing	42,000	3,165,120
Caterpillar	9,700	868,926
Chicago Bridge & Iron (Netherlands)	58,000	2,688,300
CSX	80,800	1,594,184
Cummins	30,142	3,265,886
Danaher	136,284	7,618,275
Deere	9,600	829,632
†Delta Air Lines	147,850	1,754,980
Eaton (Ireland)	28,202	1,528,568
Fastenal	60,500	2,824,745
FedEx	56,350	5,168,422
General Dynamics	24,050	1,665,944
Grainger (W.W.)	28,360	5,739,212
Honeywell International	115,650	7,340,305
Hunt (J.B.) Transport	16,700	997,157
Hutchison Port Holdings Trust (Singapore)	2,758,000	2,207,418
†IHS Class A	7,600	729,600
Joy Global	18,650	1,189,497
Kansas City Southern	20,600	1,719,688
Pentair (Switzerland)	82,945	4,076,747
Precision Castparts	64,779	12,270,437
†Quanta Services	136,750	3,731,908
Robert Half International	56,450	1,796,239
Rolls-Royce Holdings (United Kingdom)	70,474	1,011,147
Roper Industries	17,100	1,906,308
Stanley Black & Decker	48,500	3,587,545
†Terex	13,550	380,891
Tyco International (Switzerland)	79,950	2,338,538
Union Pacific	41,562	5,225,174
†United Continental Holdings	21,200	495,656
United Parcel Service Class B	24,100	1,776,893
†United Rentals	63,682	2,898,805
†Verisk Analytics Class A	28,900	1,473,900
†WABCO Holdings	28,300	1,844,877
†WESCO International	21,800	1,469,974
		99,697,038
Information Technology – 27.01%
Accenture Class A (Ireland)	83,913	5,580,215
ADT	44,025	2,046,722
†Akamai Technologies	24,300	994,113
†Alliance Data Systems	5,000	723,800
Apple	98,820	52,674,024
*†ASML Holding (Netherlands)	41,857	2,696,009
†Autodesk	18,300	646,905
†Baidu ADR	11,600	1,163,364
Broadcom Class A	134,050	4,451,801
†Cadence Design Systems	295,300	3,989,503
Cisco Systems	160,500	3,153,825
†Citrix Systems	18,200	1,196,650
†Cognizant Technology Solutions Class A	41,500	3,073,075
†eBay	334,615	17,072,057
†EMC	176,050	4,454,065
†Equinix	36,692	7,565,890
†F5 Networks	26,250	2,550,188
†Facebook Class A	156,017	4,154,733
†Fiserv	7,000	553,210
†Google Class A	28,412	20,154,619
International Business Machines	54,750	10,487,363
†Juniper Networks	84,800	1,668,016
†Lam Research	79,400	2,868,722
†LinkedIn Class A	23,572	2,706,537

MasterCard Class A	19,650	9,653,652
†Microsemi	26,750	562,820
†Nuance Communications	26,000	580,320
QUALCOMM	295,827	18,347,191
†Rackspace Hosting	15,200	1,128,904
†Red Hat	59,700	3,161,712
†salesforce.com	36,250	6,093,625
Samsung Electronics (Republic of Korea)	673	973,271
†Sina (China) (Hong Kong Exchange)	38,600	1,938,492
†Skyworks Solutions	86,700	1,760,010
Tencent Holdings (China) (Hong Kong Exchange)	19,300	633,025
†Trimble Navigation	18,800	1,123,864
@=†Twitter	7,812	99,525
Visa Class A	79,228	12,009,380
†VMware Class A	39,077	3,678,709
		218,369,906
Materials – 4.19%
Celanese Class A	49,320	2,196,220
Eastman Chemical	19,650	1,337,183
Ecolab	18,900	1,358,910
International Paper	51,350	2,045,784
Lyondellbasell Industries Class A (Netherlands)	147,219	8,404,732
Monsanto	89,581	8,478,841
PPG Industries	17,350	2,348,323
Praxair	33,200	3,633,740
Rockwood Holdings	39,800	1,968,508
Sherwin-Williams	13,700	2,107,334
		33,879,575
Telecommunication Services – 1.62%
†Crown Castle International	86,600	6,249,056
Verizon Communications	106,050	4,588,784
Vodafone Group ADR	90,400	2,277,176
		13,115,016
Total Common Stock (cost $658,120,043)		773,879,447

Convertible Preferred Stock – 0.04%
@=†LivingSocial Series F	14,824	26,387
@=†Twitter Series A	20	255
@=†Twitter Series B	5,988	76,288
@=†Twitter Series C	1,619	20,626
@=†Twitter Series D	2,999	38,207
@=†Twitter Series F	1,022	13,020
@=†Twitter Series G-2	12,309	156,816
Total Convertible Preferred Stock (cost $498,781)		331,599

Preferred Stock – 0.14%
Wells Fargo 8.00%	38,550	1,131,443
Total Preferred Stock (cost $741,030)		1,131,443

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 4.06%
≠Discount Notes – 1.57%
Federal Home Loan Bank
0.075% 1/4/13	$1,235,180	1,235,179
0.10% 1/18/13	661,313	661,310
0.10% 1/23/13	3,983,089	3,983,066
0.12% 4/2/13	2,177,166	2,176,839
0.125% 3/6/13	2,512,379	2,512,204
0.13% 2/6/13	1,740,297	1,740,246
0.135% 2/15/13	382,865	382,851
		12,691,695
Repurchase Agreements – 1.07%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $5,838,061
(collateralized by U.S. government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $5,954,785)	5,838,025	5,838,025

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $2,823,371
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $2,879,814)	2,823,347	2,823,347
		8,661,372

≠U.S. Treasury Obligations – 1.42%
U.S. Treasury Bills
0.04% 1/17/13	2,345,080	2,345,063
0.04% 3/21/13	5,226,623	5,226,257
0.04% 3/28/13	3,892,017	3,891,717
		11,463,037
Total Short-Term Investments (cost $32,814,717)		32,816,104

Total Value of Securities Before Securities Lending Collateral – 99.95%
(cost $692,174,571)		808,158,593

	Number of
	Shares
**Securities Lending Collateral – 0.47%
Investment Companies
Delaware Investments Collateral Fund No.1	3,801,917	3,801,917
†@Mellon GSL Reinvestment Trust II	999,997	0
Total Securities Lending Collateral (cost $4,801,914)		3,801,917

Total Value of Securities – 100.42%
(cost $696,976,485)		811,960,510	©
**Obligation to Return Securities Lending Collateral – (0.60%)		(4,801,914)
«Receivables and Other Assets Net of Other Liabilities – 0.18%		1,440,489
Net Assets Applicable to 59,699,739 Shares Outstanding – 100.00%		$808,599,085

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $431,124, which represented 0.05% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $431,124, which represented 0.05% of the Fund’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $4,745,954 of securities loaned.
«Includes foreign currency valued at $14 with a cost of $14.

The following foreign currency exchange contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	GBP	40,827	USD	(65,615)	1/2/13	726
MNB	GBP	130,882	USD	(211,584)	1/3/13	1,091
						$1,817

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GBP– British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$706,269,524
Aggregate unrealized appreciation	$124,543,457
Aggregate unrealized depreciation	(18,852,471)
Net unrealized appreciation	$105,690,986

For federal income tax purposes, at March 31, 2012, capital loss carryforwards of $60,435,247 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $60,435,247 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$763,457,534	$10,322,388	$99,525	$773,879,447
Convertible Preferred Stock	-	-	331,599	331,599
Preferred Stock	1,131,443	-	-	1,131,443
Short-Term Investments	-	32,816,104	-	32,816,104
Securities Lending Collateral	-	3,801,917	-	3,801,917
Total	$764,588,977	$46,940,409	$431,124	$811,960,510
Foreign Currency Exchange
Contracts	$-	$1,817	$-	$1,817

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at December 31, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $4,745,954, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $3,801,917. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.31%
Consumer Discretionary – 11.02%
Advance Auto Parts	30,920	$2,237,062
†Apollo Group Class A	352,732	7,379,153
Coach	173,119	9,609,836
Comcast Special Class A	105,560	3,794,882
†Delphi Automotive (United Kingdom)	61,780	2,363,085
Disney (Walt)	135,510	6,747,043
†General Motors	29,630	854,233
Hasbro	87,930	3,156,687
Johnson Controls	133,550	4,099,985
Kohl's	23,950	1,029,371
McDonald's	17,620	1,554,260
McGraw-Hill	36,090	1,973,040
Omnicom Group	86,210	4,307,052
Ross Stores	113,747	6,159,400
Staples	114,210	1,301,994
Target	89,060	5,269,680
TJX	270,356	11,476,612
Viacom Class B	84,440	4,453,366
Yum Brands	136,072	9,035,181
		86,801,922
Consumer Staples – 11.11%
Altria Group	383,020	12,034,488
Coca-Cola Enterprises	33,190	1,053,119
Colgate-Palmolive	59,581	6,228,598
CVS Caremark	115,281	5,573,836
Danone (France)	58,952	3,882,263
Diageo (United Kingdom)	251,733	7,334,390
Dr.Pepper Snapple Group	36,150	1,597,107
General Mills	143,950	5,817,020
*Herbalife (Cayman Islands)	187,660	6,181,520
Kellogg	25,270	1,411,330
Lorillard	34,340	4,006,448
Nestle (Switzerland)	67,555	4,403,431
PepsiCo	24,890	1,703,223
Philip Morris International	279,007	23,336,144
Procter & Gamble	27,716	1,881,639
Smucker (J.M.)	12,370	1,066,789
		87,511,345
Energy – 15.28%
Apache	149,531	11,738,184
Chevron	149,063	16,119,673
ConocoPhillips	144,831	8,398,750
EOG Resources	22,290	2,692,409
Exxon Mobil	198,853	17,210,726
Halliburton	309,627	10,740,961
HollyFrontier	237,930	11,075,642
Marathon Petroleum	175,764	11,073,132
†Newfield Exploration	129,516	3,468,438
Occidental Petroleum	76,290	5,844,577
*Patterson-UTI Energy	488,362	9,098,184
*RPC	716,821	8,773,889
Transocean (Switzerland)	19,940	890,321
*†Ultra Petroleum	174,011	3,154,819
		120,279,705
Financials – 19.84%
ACE (Switzerland)	56,230	4,487,154

AFLAC	238,347	12,660,992
American Capital Agency	309,649	8,961,242
Aon (United Kingdom)	73,040	4,061,024
Apartment Investment & Management	289,062	7,822,018
Bank of New York Mellon	240,526	6,181,518
BlackRock	25,755	5,323,816
CBOE Holdings	288,998	8,513,881
Chubb	38,830	2,924,676
Discover Financial Services	241,847	9,323,202
Eaton Vance	262,982	8,375,977
Federated Investors Class B	547,903	11,084,078
Franklin Resources	20,200	2,539,140
Goldman Sachs Group	76,950	9,815,742
JPMorgan Chase	302,770	13,312,796
MetLife	193,170	6,363,020
Moody's	47,870	2,408,818
PNC Financial Services Group	45,790	2,670,015
Prudential Financial	84,980	4,531,983
State Street	81,510	3,831,785
Travelers	72,040	5,173,913
Waddell & Reed Financial Class A	237,959	8,285,732
Wells Fargo	220,040	7,520,967
		156,173,489
Healthcare – 12.21%
Abbott Laboratories	86,580	5,670,990
Baxter International	58,787	3,918,741
Becton, Dickinson	25,410	1,986,808
†Endo Health Solutions	253,697	6,664,620
†Gilead Sciences	149,311	10,966,893
†Health Management Associates Class A	1,071,298	9,984,497
Johnson & Johnson	174,260	12,215,626
Lilly (Eli)	179,677	8,861,670
Medtronic	102,790	4,216,446
Merck	86,580	3,544,585
Pfizer	522,725	13,109,943
Quest Diagnostics	33,750	1,966,613
Roche Holding (Switzerland)	10,765	2,174,460
St. Jude Medical	81,950	2,961,673
Thermo Fisher Scientific	57,950	3,696,051
†United Therapeutics	78,438	4,190,158
		96,129,774
Industrials – 13.51%
3M	71,460	6,635,061
Canadian National Railway (Canada)	20,540	1,869,345
Caterpillar	75,592	6,771,531
Copa Holdings Class A (Panama)	93,419	9,290,520
Cummins	75,846	8,217,914
Danaher	85,780	4,795,102
Eaton (Ireland)	63,580	3,446,036
Fluor	10,310	605,609
Honeywell International	108,020	6,856,029
Joy Global	141,286	9,011,221
Lockheed Martin	235,345	21,719,990
Northrop Grumman	59,850	4,044,663
Pentair (Switzerland)	31,704	1,558,252
Stanley Black & Decker	54,097	4,001,555
Tyco International (Switzerland)	141,210	4,130,393
United Parcel Service Class B	78,150	5,762,000
United Technologies	93,400	7,659,734
		106,374,955
Information Technology – 8.37%
Accenture Class A (Ireland)	125,590	8,351,735
Apple	16,270	8,672,398
*Dun & Bradstreet	23,200	1,824,680
†Fiserv	25,250	1,995,508
Hewlett-Packard	39,030	556,178
Intel	128,470	2,650,336
International Business Machines	82,853	15,870,492
MasterCard Class A	3,658	1,797,102

Microsoft	221,988	5,933,739
Oracle	175,060	5,832,999
Western Digital	228,516	9,709,645
Western Union	197,100	2,682,531
		65,877,343
Materials – 4.76%
Air Products And Chemicals	40,380	3,392,728
CF Industries Holdings	42,965	8,728,769
*Cliffs Natural Resources	190,679	7,352,582
NewMarket	31,457	8,248,025
PPG Industries	40,070	5,423,475
Southern Copper	115,266	4,363,971
		37,509,550
Telecommunication Services – 1.83%
AT&T	238,480	8,039,161
Vodafone Group (United Kingdom)	2,522,248	6,351,122
		14,390,283
Utilities – 0.38%
PG&E	37,780	1,518,001
PPL	25,340	725,484
Public Service Enterprise Group	24,730	756,738
		3,000,223
Total Common Stock (cost $662,611,688)		774,048,589

Convertible Preferred Stock– 0.12%
PPL 9.50% exercise price $28.80, expiration date 7/1/13	9,830	518,631
United Technologies 7.50% exercise price $98.51, expiration date 8/1/15	7,480	416,711
Total Convertible Preferred Stock (cost $867,564)		935,342

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 1.61%
≠Discount Notes – 0.99%
Federal Home Loan Bank
0.075% 1/4/13	$729,820	729,819
0.10% 1/18/13	435,855	435,853
0.10% 1/23/13	2,053,705	2,053,691
0.12% 4/2/13	1,273,518	1,273,327
0.125% 3/6/13	1,853,442	1,853,313
0.13% 2/6/13	1,146,987	1,146,954
0.135% 2/15/13	252,337	252,328
		7,745,285
Repurchase Agreements – 0.22%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $1,182,680
(collateralized by U.S. government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $1,206,327)	1,182,673	1,182,673

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $571,962
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $583,396)	571,957	571,957
		1,754,630
≠U.S. Treasury Obligations – 0.40%
U.S. Treasury Bills
0.04% 1/17/13	1,371,738	1,371,728
0.04% 3/21/13	985,564	985,495
0.04% 3/28/13	788,449	788,388
		3,145,611
Total Short-Term Investments (cost $12,644,717)		12,645,526

Total Value of Securities Before Securities Lending Collateral – 100.04%
(cost $676,123,969)		787,629,457

	Number of
	Shares
**Securities Lending Collateral – 1.79%
Investment Companies
Delaware Investments Collateral Fund No.1	14,084,144	14,084,144
†@Mellon GSL Reinvestment Trust II	996,642	0
Total Securities Lending Collateral (cost $15,080,786)		14,084,144

Total Value of Securities – 101.83%
(cost $691,204,755)		801,713,601	©
**Obligation to Return Securities Lending Collateral – (1.92%)		(15,080,786)
«Receivables and Other Assets Net of Other Liabilities – 0.09%		697,540
Net Assets Applicable to 67,977,766 Shares Outstanding – 100.00%		$787,330,355

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
©Includes $15,472,457 of securities loaned.
«Includes foreign currency valued at $18 with a cost of $17.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$704,477,788
Aggregate unrealized appreciation	$134,622,807
Aggregate unrealized depreciation	(37,386,994)
Net unrealized appreciation	$97,235,813

For federal income tax purposes, at March 31, 2012, capital loss carryforwards of $149,287,237 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $30,259,101 expires in 2017 and $119,028,136 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$749,902,924	$24,145,665	$-	$774,048,589
Convertible Preferred Stock	-	935,342	-	935,342
Short-Term Investments	-	12,645,526	-	12,645,526
Securities Lending Collateral	-	14,084,144	-	14,084,144
Total	$749,902,924	$51,810,677	$-	$801,713,601

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at December 31, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2012.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $15,472,457, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $14,084,144. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.63%
Consumer Discretionary – 20.13%
Abercrombie & Fitch Class A	42,900	$2,057,913
Allison Transmission Holdings	71,750	1,465,135
†Bally Technologies	67,000	2,995,570
Brunswick	48,930	1,423,374
†Buffalo Wild Wings	18,740	1,364,647
Burger King Worldwide	134,960	2,218,742
Cheesecake Factory	44,210	1,446,551
*Choice Hotels International	45,521	1,530,416
†Deckers Outdoor	27,000	1,087,290
Domino's Pizza	27,000	1,175,850
DSW Class A	22,210	1,458,975
†Francesca's Holdings	58,680	1,523,333
GNC Holdings	30,700	1,021,696
†Hanesbrands	59,780	2,141,320
†Helen of Troy (Bermuda)	58,000	1,936,620
†Hibbett Sports	18,850	993,395
*†HomeAway	73,380	1,614,360
HSN	28,810	1,586,855
†Jarden	44,000	2,274,800
†Life Time Fitness	38,000	1,869,980
†LKQ	120,000	2,532,000
†Lululemon Athletica (Canada)	27,000	2,058,210
†Madden (Steven)	41,795	1,766,675
*†Pandora Media	143,760	1,319,717
Pier 1 Imports	171,380	3,427,599
†Pinnacle Entertainment	165,000	2,611,950
Pool	45,000	1,904,400
PVH	18,000	1,998,180
†rue21	43,020	1,221,338
Ryman Hospitality Properties	140,905	5,419,192
*†Saks	67,500	709,425
Samsonite International	867,610	1,820,897
*†Shutterfly	32,000	955,840
†Skullcandy	27,846	216,920
†Spectrum Brands Holdings	25,690	1,154,252
†Standard-Pacific	247,460	1,818,831
†Tenneco	65,340	2,294,087
†Urban Outfitters	46,280	1,821,581
Vail Resorts	33,000	1,784,970
†WEX	24,670	1,859,378
Williams-Sonoma	22,000	962,940
		72,845,204
Consumer Staples – 1.64%
Casey's General Stores	42,410	2,251,971
†Chefs' Warehouse	65,000	1,027,650
†Elizabeth Arden	59,204	2,664,772
		5,944,393
Energy – 5.73%
†Approach Resources	20,000	500,200
†Atwood Oceanics	76,900	3,521,250
†Cloud Peak Energy	50,760	981,191
Core Laboratories (Netherlands)	11,000	1,202,410
†Dresser-Rand Group	11,000	617,540
†FMC Technologies	22,000	942,260
*†Laredo Petroleum Holdings	20,000	363,200
†Painted Pony Petroleum (Canada)	90,400	955,651
*Patterson-UTI Energy	111,930	2,085,256
†PDC Energy	19,000	630,990

†Rex Energy	70,650	919,863
†Rosetta Resources	61,940	2,809,598
†SemGroup Class A	44,050	1,721,474
SM Energy	19,000	991,990
Trican Well Service (Canada)	140,650	1,857,869
World Fuel Services	15,500	638,135
		20,738,877
Financials – 11.91%
Allied World Assurance Holdings (Switzerland)	10,000	788,000
American Campus Communities	13,490	622,294
Associated Banc-Corp	110,000	1,443,200
Associated Estates Realty	45,000	725,400
Berkshire Hills Bancorp	25,500	608,430
BioMed Realty Trust	75,000	1,449,750
City National	35,000	1,733,200
DuPont Fabros Technology	86,000	2,077,760
East West Bancorp	64,660	1,389,543
Eaton Vance	32,000	1,019,200
Education Realty Trust	165,000	1,755,600
†Enstar Group (Bermuda)	6,700	750,266
Extra Space Storage	63,600	2,314,405
First Busey	177,800	826,770
First Commonwealth Financial	110,000	750,200
Hancock Holdings	27,318	867,073
Kite Realty Group Trust	245,000	1,369,550
Lakeland Financial	19,300	498,712
MB Financial	72,000	1,422,000
†NetSpend Holdings	50,280	594,310
†Ocwen Financial	29,287	1,013,037
Pebblebrook Hotel Trust	83,660	1,932,546
Potlatch	51,410	2,014,758
Provident New York	60,000	558,600
PS Business Parks	11,780	765,464
Sandy Spring Bancorp	43,000	835,060
SEI Investments	70,000	1,633,800
Simplicity Bancorp	54,674	817,376
Summit Hotel Properties	144,000	1,368,000
†Sunstone Hotel Investors	105,490	1,129,798
†SVB Financial Group	20,000	1,119,400
Tower Group	57,000	1,012,890
Trico Bancshares	27,350	458,113
Valley National Bancorp	70,000	651,000
†WageWorks	63,600	1,132,080
†Western Alliance Bancorp	103,743	1,092,414
†WisdomTree Investments	88,470	541,436
*†World Acceptance	27,000	2,013,120
		43,094,555
Healthcare – 13.78%
*Air Methods	42,680	1,574,465
†Akorn	46,000	614,560
†Alexion Pharmaceuticals	5,000	469,050
*†Algeta (Norway)	26,238	734,644
†Alimera Sciences	26,100	40,977
†Arena Pharmaceuticals	95,440	860,869
†Ariad Pharmaceuticals	51,000	978,180
†Auxilium Pharmaceuticals	36,510	676,530
*†AVEO Pharmaceuticals	67,350	542,168
†BioMarin Pharmaceutical	39,000	1,920,750
†Catamaran	37,392	1,761,537
†Cepheid	51,900	1,754,739
*†Chelsea Therapeutics International	200,000	152,000
†Covance	36,470	2,106,872
†Cubist Pharmaceuticals	27,760	1,167,586
DENTSPLY International	30,000	1,188,300
*†Exelixis	147,620	674,623
†HealthSouth	53,860	1,136,985
†HeartWare International	15,400	1,292,830
*†Immunogen	58,940	751,485
*†Incyte	45,960	763,396
†Insulet	52,560	1,115,323

*†InterMune	22,000	213,180
†Ironwood Pharmaceuticals	82,700	917,143
†Medicines	55,960	1,341,361
†Mednax	18,000	1,431,360
†Mettler-Toledo International	25,500	4,929,150
†NPS Pharmaceuticals	238,302	2,168,548
†ONYX Pharmaceuticals	26,040	1,966,801
Patterson	51,000	1,745,730
*†Raptor Pharmaceutical	31,000	181,350
†Rigel Pharmaceuticals	74,000	481,000
†Salix Pharmaceuticals	27,720	1,122,106
†Sarepta Therapeutics	20,000	516,000
*†Seattle Genetics	145,000	3,364,000
†Sirona Dental Systems	37,000	2,385,020
†Synageva BioPharma	22,000	1,018,380
†Team Health Holdings	61,700	1,775,109
Techne	15,000	1,025,100
†WellCare Health Plans	20,080	977,695
		49,836,902
Industrials – 21.42%
*Acorn Energy	100,902	788,045
Acuity Brands	45,080	3,053,268
Albemarle	28,000	1,739,360
AMETEK	116,250	4,367,513
Applied Industrial Technologies	24,730	1,038,907
†Avis Budget Group	105,170	2,084,469
†CAI International	53,000	1,163,350
†Chart Industries	3,283	218,878
Chicago Bridge & Iron (Netherlands)	35,000	1,622,250
†Colfax	26,570	1,072,100
†CoStar Group	12,560	1,122,487
†DigitalGlobe	104,200	2,546,648
Donaldson	97,800	3,211,752
†DXP Enterprises	20,891	1,025,121
ESCO Technologies	64,200	2,401,722
Forward Air	32,994	1,155,120
Generac Holdings	31,000	1,063,610
HEICO Class A	50,000	1,599,000
Herman Miller	27,000	578,340
†Hertz Global Holdings	56,500	919,255
IDEX	27,020	1,257,241
†II-VI	90,000	1,644,300
Interface	106,700	1,715,736
Kennametal	82,510	3,300,400
†Kirby	16,000	990,240
Knoll	75,000	1,152,000
Landstar System	32,290	1,693,933
McGrath RentCorp	31,000	899,620
†Middleby	12,130	1,555,187
†Moog Class A	79,440	3,259,423
Nordson	76,000	4,797,120
†Old Dominion Freight Line	64,676	2,217,093
†On Assignment	70,780	1,435,418
†Oshkosh	27,000	800,550
†Owens Corning	58,838	2,176,418
†Polypore International	81,280	3,779,520
†Rush Enterprises Class A	65,000	1,343,550
†Spirit Airlines	142,400	2,523,328
†Teledyne Technologies	25,180	1,638,463
Textainer Group Holdings (Bermuda)	36,000	1,132,560
†Thermon Group Holdings	20,000	450,600
Toro	40,000	1,719,200
†Trex	13,570	505,211
†WESCO International	40,690	2,743,727
		77,502,033
Information Technology – 19.08%
Amphenol Class A	28,400	1,837,480
†ANSYS	36,000	2,424,240
†Aruba Networks	40,210	834,358
†Atmel	155,000	1,015,250

*†BroadSoft	50,750	1,843,748
†Cadence Design Systems	209,710	2,833,182
Coherent	25,750	1,303,465
†Concur Technologies	45,180	3,050,554
†DealerTrack Holdings	66,160	1,900,115
*†Demandware	15,000	409,800
†Entegris	110,000	1,009,800
†Exa	47,963	466,680
†ExlService Holdings	95,000	2,517,500
†Fabrinet (Cayman Islands)	20,250	266,085
Fair Isaac	35,900	1,508,877
*†FleetMatics Group (Ireland)	39,840	1,002,374
†Hittite Microwave	10,000	621,000
IAC/InterActiveCorp	61,740	2,920,302
†Imperva	59,270	1,868,783
*†Infinera	60,000	348,600
†Informatica	55,000	1,667,600
*IPG Photonics	58,000	3,865,699
†Ixia	76,180	1,293,536
†JDS Uniphase	107,020	1,449,051
†Lattice Semiconductor	305,787	1,220,090
†LivePerson	91,840	1,206,778
†MICROS Systems	70,600	2,996,264
†Microsemi	60,000	1,262,400
†NETGEAR	19,000	748,980
†ON Semiconductor	130,000	916,500
†Parametric Technology	60,460	1,360,955
†RealPage	22,654	488,647
†Saba Software	2,603	22,750
†Sapient	72,870	769,507
*†ServiceNow	55,560	1,668,467
†Shutterstock	33,510	871,260
Solera Holdings	50,750	2,713,603
†Splunk	35,910	1,042,108
†SPS Commerce	80,000	2,981,600
†Stratasys	10,000	801,500
Syntel	13,150	704,709
†TIBCO Software	16,000	352,160
†Ultimate Software Group	7,040	664,646
†Ultratech	84,450	3,149,984
†Virtusa	85,411	1,403,303
†Web.com Group	121,020	1,791,096
†WNS Holdings ADR	36,500	380,330
†Zebra Technologies	24,000	942,720
*†Zillow Class A	11,650	323,288
		69,041,724
Materials – 3.34%
†Headwaters	180,000	1,540,800
†KapSone Paper & Packaging	106,590	2,365,231
†Louisiana-Pacific	108,950	2,104,914
Methanex (Canada)	72,470	2,309,619
Packaging Corp. of America	46,650	1,794,626
†Rogers	16,453	817,056
Silgan Holdings	27,640	1,149,548
		12,081,794
Telecommunication Services – 1.60%
*†Boingo Wireless	75,000	566,250
†Palo Alto Networks	7,900	422,808
†SBA Communications Class A	30,000	2,130,600
†tw telecom Class A	104,000	2,648,880
		5,768,538
Total Common Stock (cost $293,486,344)		356,854,020

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.14%
≠Discount Notes – 0.72%
Federal Home Loan Bank
0.075% 1/4/13	$142,714	142,714
0.10% 1/18/13	255,410	255,409
0.10% 1/23/13	668,410	668,406
0.12% 4/2/13	304,701	304,655
0.125% 3/6/13	406,030	406,002
0.13% 2/6/13	672,132	672,112
0.135% 2/15/13	147,869	147,864
		2,597,162
Repurchase Agreements – 0.65%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $1,591,480
(collateralized by U.S. government obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $1,623,299)	1,591,470	1,591,470

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $769,662
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $785,049)	769,656	769,656
		2,361,126
≠U.S. Treasury Obligations – 0.77%
U.S. Treasury Bills
0.04% 1/17/13	328,201	328,199
0.04% 3/21/13	1,381,433	1,381,336
0.04% 3/28/13	1,060,980	1,060,898
		2,770,433
Total Short-Term Investments (cost $7,728,429)		7,728,721

Total Value of Securities Before Securities Lending Collateral – 100.77%
(cost $301,214,773)		364,582,741
	Number of
	Shares
**Securities Lending Collateral – 3.57%
Investment Companies
Delaware Investments Collateral Fund No.1	12,925,206	12,925,206
†@Mellon GSL Reinvestment Trust II	484,445	0
Total Securities Lending Collateral (cost $13,409,651)		12,925,206

Total Value of Securities – 104.34%
(cost $314,624,424)		377,507,947 ©
**Obligation to Return Securities Lending Collateral – (3.71%)		(13,409,651)
Other Liabilities Net of Receivables and Other Assets – (0.63%)		(2,280,683)
Net Assets Applicable to 27,704,650 Shares Outstanding – 100.00%		$361,817,613

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending.
©Includes $13,393,593 of securities loaned.

The following foreign currency exchange contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	CAD	185,682	USD	(186,649)	1/2/13	$286
MNB	CAD	224,198	USD	(224,941)	1/3/13	765
MNB	HKD	419,616	USD	(54,136)	1/3/13	7
MNB	NOK	126,124	USD	(22,568)	1/4/13	113
						$1,171

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CAD – Canadian Dollar
HKD – Hong Kong Dollar
MNB – Mellon National Bank
NOK – Norwegian Krone
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$315,600,202
Aggregate unrealized appreciation	$71,348,454
Aggregate unrealized depreciation	(9,440,709)
Net unrealized appreciation	$61,907,745

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$354,298,479	$2,555,541	$-	$356,854,020
Short-Term Investments	-	7,728,721	-	7,728,721
Securities Lending Collateral	-	12,925,206	-	12,925,206
Total	$354,298,479	$23,209,468	$-	$377,507,947
Foreign Currency Exchange
Contracts	$-	$1,171	$-	$1,171

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at December 31, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $13,393,593, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $12,925,206. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 90.65%
Consumer Discretionary – 11.54%
†Borg Warner	26,500	$1,897,930
†Children's Place Retail Stores	41,200	1,824,748
†Crocs	178,300	2,565,737
†Deckers Outdoor	12,500	503,375
†Express	50,000	754,500
Family Dollar Stores	17,500	1,109,675
Foot Locker	37,600	1,207,712
*Garmin (Switzerland)	38,900	1,587,898
†Genesco	15,000	825,000
Gentex	30,000	564,600
Hooker Furniture	210,208	3,054,322
†Jos.A. Bank Clothiers	48,602	2,069,473
Lear	47,600	2,229,584
†MaidenForm Brands	60,000	1,169,400
PETsMART	15,800	1,079,772
†Ruth's Hospitality Group	249,059	1,810,659
Signet Jewelers (Bermuda)	45,300	2,419,020
Spartan Motors	560,273	2,762,146
Staples	239,000	2,724,600
Tupperware Brands	47,100	3,019,110
†Winnebago Industries	242,046	4,146,248
†WMS Industries	139,600	2,443,000
		41,768,509
Consumer Staples – 2.07%
†Chiquita Brands International	53,873	444,452
Dr Pepper Snapple Group	24,200	1,069,156
Molson Coors Brewing Class B	25,000	1,069,750
Sanderson Farms	54,000	2,567,700
Smucker (J.M.)	27,100	2,337,104
		7,488,162
Energy – 4.46%
†Approach Resources	2,900	72,529
†Cloud Peak Energy	60,000	1,159,800
CONSOL Energy	39,800	1,277,580
Gulf Island Fabrication	94,729	2,276,338
*†Molycorp	60,000	566,400
*†Newpark Resources	341,350	2,679,598
†PDC Energy	34,500	1,145,745
†Rex Energy	137,800	1,794,156
*†Ultra Petroleum	102,000	1,849,260
†Vaalco Energy	385,503	3,334,600
		16,156,006
Financials – 11.76%
Alexandria Real Estate Equities	34,892	2,418,713
Aspen Insurance Holdings (Bermuda)	80,500	2,582,440
AXIS Capital Holdings (Bermuda)	65,700	2,275,848
BankUnited	79,300	1,938,092
City Holding	77,979	2,717,568
DiamondRock Hospitality	127,700	1,149,300
Digital Realty Trust	19,100	1,296,699
Dime Community Bancshares	200,022	2,778,306
East West Bancorp	110,500	2,374,645
First Financial Bancorp	125,100	1,828,962
†Hallmark Financial Services	313,127	2,940,263
HCC Insurance Holdings	65,200	2,426,092
Horace Mann Educators	150,376	3,001,505
Lazard Class A (Bermuda)	78,600	2,345,424

Potlatch	30,103	1,179,737
PrivateBancorp	72,300	1,107,636
Safety Insurance Group	21,400	988,038
Stewart Information Services	118,864	3,090,463
†SVB Financial Group	18,200	1,018,654
Wintrust Financial	43,200	1,585,440
XL Group (Ireland)	60,000	1,503,600
		42,547,425
Healthcare – 3.40%
†Cambrex	19,701	224,197
†CareFusion	100,000	2,858,000
DENTSPLY International	27,400	1,085,314
†Hologic	117,600	2,355,528
†Mednax	30,600	2,433,312
†Orthofix International (Curacao)	20,000	786,600
Teleflex	14,800	1,055,388
Thermo Fisher Scientific	23,800	1,517,964
		12,316,303
Industrials – 28.71%
AAON	111,843	2,334,163
†ACCO Brands	353,000	2,591,020
Acuity Brands	42,800	2,898,844
†Aegion	78,000	1,730,820
†AGCO	26,900	1,321,328
Albany International	120,400	2,730,672
AMETEK	52,875	1,986,514
Avery Dennison	86,000	3,003,120
†BE Aerospace	55,000	2,717,000
Brady Class A	61,300	2,047,420
Carlisle	56,300	3,308,188
†Colfax	76,400	3,082,740
Crane	33,300	1,541,124
Dover	50,700	3,331,497
Encore Wire	98,510	2,985,838
Ennis	173,790	2,688,531
Equifax	46,297	2,505,594
†Federal Signal	268,000	2,039,480
†Foster Wheeler (Switzerland)	57,400	1,395,968
Graham	146,257	2,852,012
Granite Construction	90,200	3,032,524
Griffon	100,300	1,149,438
Harsco	94,000	2,209,000
Hubbell Class B	53,600	4,536,168
IDEX	32,700	1,521,531
Ingersoll-Rand (Ireland)	64,500	3,093,420
Kennametal	96,600	3,864,000
Knoll	180,848	2,777,825
Manpower	44,800	1,901,312
McGrath RentCorp	100,988	2,930,672
Quanex Building Products	64,000	1,306,240
†Rush Enterprises Class A	57,300	1,184,391
Simpson Manufacturing	39,000	1,278,810
Stanley Black & Decker	41,000	3,032,770
Tennant	46,988	2,065,123
Timken	100,800	4,821,264
†Trex	32,000	1,191,360
Trinity Industries	37,400	1,339,668
†TrueBlue	150,500	2,370,375
Tyco International (Switzerland)	48,400	1,415,700
US Ecology	130,619	3,074,771
Watts Water Technologies Class A	44,101	1,895,902
†WESCO International	41,800	2,818,574
		103,902,711
Information Technology – 17.63%
Adtran	10,500	205,170
†Advanced Energy Industries	188,325	2,600,768
Broadridge Financial Solutions	101,700	2,326,896
Brooks Automation	175,500	1,412,775
Cabot Microelectronics	32,900	1,168,279
†Checkpoint Systems	190,600	2,047,044

†Digi International	85,000	804,950
†Diodes	82,000	1,422,700
Fair Isaac	31,050	1,305,032
†Fairchild Semiconductor International	164,100	2,363,040
†Flextronics International (Singapore)	497,700	3,090,717
Global Payments	70,400	3,189,120
Harris	52,100	2,550,816
Henry (Jack) & Associates	31,200	1,224,912
Infineon Technologies (Germany)	100,000	814,428
†Ingram Micro Class A	98,000	1,658,160
InterDigital	49,835	2,048,219
j2 Global	89,700	2,743,026
†KEMET	200,000	1,006,000
KLA-Tencor	22,400	1,069,824
†Lam Research	31,900	1,152,547
†LTX-Credence	205,300	1,346,768
Methode Electronics	253,752	2,545,133
Micrel	282,111	2,680,055
†Plexus	151,800	3,916,439
†Rudolph Technologies	282,982	3,806,108
†ScanSource	83,509	2,653,081
†Synaptics	106,425	3,189,557
Tellabs	305,400	696,312
†Teradyne	99,600	1,682,244
†VASCO Data Security International	314,436	2,565,798
Western Digital	29,400	1,249,206
†XO Group	137,500	1,278,750
		63,813,874
Materials – 10.47%
Ashland	29,700	2,388,177
Carpenter Technology	29,500	1,523,085
Celanese Class A	45,000	2,003,850
†Chemtura	85,000	1,807,100
Eastman Chemical	82,200	5,593,710
†Ferro	169,600	708,928
Fuller (H.B.)	45,000	1,566,900
KMG Chemicals	156,335	2,746,806
†Landec	272,653	2,587,477
Minerals Technologies	73,800	2,946,096
†Owens-Illinois	97,000	2,063,190
Packaging Corp. of America	69,500	2,673,665
PolyOne	149,000	3,042,580
Rock-Tenn Class A	17,600	1,230,416
Sealed Air	155,500	2,722,805
Sonoco Products	77,600	2,307,048
		37,911,833
Telecommunication Services – 0.12%
†Vonage Holdings	184,000	436,080
		436,080
Utilities – 0.49%
CMS Energy	71,900	1,752,923
		1,752,923
Total Common Stock (cost $273,388,214)		328,093,826

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 9.49%
≠Discount Notes – 3.44%
Federal Home Loan Bank
0.075% 1/4/13	$1,290,008	1,290,007
0.10% 1/18/13	655,103	655,101
0.10% 1/23/13	3,104,155	3,104,135
0.12% 4/2/13	2,540,298	2,539,917
0.125% 3/6/13	2,783,913	2,783,718
0.13% 2/6/13	1,723,956	1,723,906
0.135% 2/15/13	379,270	379,256
		12,476,040

Repurchase Agreements – 2.59%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/15, repurchase price $6,316,621
(collateralized by U.S. government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $6,442,914)	6,316,582	6,316,582

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $3,054,809
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $3,115,880)	3,054,784	3,054,784
		9,371,366
≠U.S. Treasury Obligations – 3.46%
U.S. Treasury Bills
0.04% 1/17/13	2,736,218	2,736,199
0.04% 3/21/13	5,571,677	5,571,286
0.04% 3/28/13	4,211,055	4,210,731
		12,518,216
Total Short-Term Investments (cost $34,364,172)		34,365,622

Total Value of Securities Before Securities Lending Collateral – 100.14%
(cost $307,752,386)		362,459,448

	Number of
	Shares
**Securities Lending Collateral – 0.41%
Investment Companies
Delaware Investments Collateral Fund No.1	1,485,018	1,485,018
†@Mellon GSL Reinvestment Trust II	250,193	0
Total Securities Lending Collateral (cost $1,735,211)		1,485,018

Total Value of Securities – 100.55%
(cost $309,487,597)		363,944,466 ©
**Obligation to Return Securities Lending Collateral – (0.48%)		(1,735,211)
Other Liabilities Net of Receivables and Other Assets – (0.07%)		(256,243)
Net Assets Applicable to 28,231,086 Shares Outstanding – 100.00%		$361,953,012

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral and non-cash collateral.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
©Includes $2,520,024 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$310,430,823
Aggregate unrealized appreciation	$62,043,171
Aggregate unrealized depreciation	(8,529,528)
Net unrealized appreciation	$53,513,643

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$327,279,398	$814,428	$-	$328,093,826
Short-Term Investments	-	34,365,622	-	34,365,622
Securities Lending Collateral	-	1,485,018	-	1,485,018
Total	$327,279,398	$36,665,068	$-	$363,944,466

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at December 31, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2012.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $2,520,024, for which the Fund received collateral, comprised of non-cash collateral valued at $807,990, and cash collateral of $1,735,211. At December 31, 2012, the value of invested collateral was $1,485,018. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: